UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21335

Exact name of registrant as specified in charter:	Optimum Fund Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Optimum International Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.86%Δ
Australia – 5.45%
±Amcor	231,986	$1,291,549
±Australia & New Zealand Banking Group	25,800	525,765
±Commonwealth Bank of Australia	11,100	541,924
±Foster's Group	338,434	1,664,833
±National Australia Bank	29,175	711,990
±QBE Insurance Group	84,001	1,916,934
±Telstra	838,665	2,578,375
±Wesfarmers	63,457	1,773,935
		11,005,305
Belgium – 0.57%
±Anheuser-Busch InBev	15,500	801,328
±Fortis	93,313	344,955
w±†Fortis STRIP VVPR	48,482	139
		1,146,422
Bermuda – 0.26%
†Arch Capital Group	4,700	336,285
±Catlin Group	33,639	184,682
		520,967
Brazil – 0.89%
Banco Santander Brasil ADR	19,100	266,254
BM&F Bovespa	38,300	269,177
*Cemig ADR	29,450	531,867
†Fleury	13,500	142,435
†Hypermarcas	25,800	592,083
		1,801,816
Canada – 4.86%
Advantage Oil & Gas	67,600	443,954
Bank of Nova Scotia	7,600	356,039
Canadian Natural Resources	6,900	499,120
†Eldorado Gold	76,700	1,089,195
Enbridge	11,500	532,285
Magna International Class A	12,800	647,424
†Pacific Rubiales Energy	57,000	838,195
†Pan American Silver	21,700	516,677
Potash Corp. of Saskatchewan	4,800	520,800
Precision Drilling Trust	70,100	510,413
Progress Energy Resources	47,100	634,336
Royal Bank of Canada	10,120	543,252
Suncor Energy	13,400	474,577
Talisman Energy	33,600	629,690
*Toronto-Dominion Bank	8,800	552,466
*TransaCanada	18,200	626,905
Trican Well Service	30,400	406,819
		9,822,147
*China – 1.79%
*†AirMedia Group ADR	17,900	134,429
±China Coal Energy	447,500	811,991
±China Construction Bank Class H	630,000	538,091
±China Life Insurance Class H	67,800	331,751
*†Focus Media Holding ADR	26,200	415,270
±†Hidili Industry International Development	372,300	463,153
±Industrial & Commercial Bank of China Series H	705,400	580,919
†Netease.com ADR	7,900	297,119
†Noah Education Holdings ADR	6,900	33,741
		3,606,464
Denmark – 1.13%
±*A.P. Moller - Maersk	70	491,117
±FLSmidth	15,000	1,049,351
±Novo Nordisk Class B	4,600	293,257
±*TrygVesta	6,800	446,363
		2,280,088
Finland – 0.72%
±*Fortum	24,900	674,629
*±UPM-Kymmene	65,052	772,366
		1,446,995

France – 9.60%
±*AXA	24,500	574,473
±*BNP Paribas	6,700	530,727
±Cap Gemini	10,900	496,601
±Carrefour	52,022	2,492,022
±*Compagnie de Saint-Gobain	44,410	2,405,887
±Compagnie Generale des Etablissements Michelin Class B	7,400	566,007
±*Credit Agricole	8,500	148,976
±*Eramet	2,400	750,616
±France Telecom	93,623	2,336,378
±*GDF Suez	15,800	683,565
±†GDF Suez	8,820	13
±*Lafarge	7,700	633,287
±PPR	3,800	455,529
±Renault	11,000	563,551
±Sanofi-Aventis	7,500	589,040
±*Societe Generale	26,151	1,814,564
±*Total	59,351	3,807,060
±Unibail-Rodamco	2,500	548,472
		19,396,768
Germany – 4.81%
±Allianz	3,000	373,433
±Bayerische Motoren Werke	12,300	562,699
±Deutsche Boerse	3,500	289,050
±Deutsche Lufthansa	33,100	558,889
±Deutsche Telekom	132,348	1,948,370
±Fresenius Medical Care	5,700	302,621
±†Gerry Weber International	13,904	436,651
±K+S	9,300	529,972
±RWE	37,956	3,693,075
±Salzgitter	4,600	451,335
±Software	5,200	565,862
		9,711,957
Hong Kong – 2.70%
±Cheung Kong Holdings	64,000	822,379
±China Mobile	47,400	441,017
±Hang Seng Bank	20,200	297,171
±Hong Kong Electric Holdings	199,500	1,086,689
±Hong Kong Exchanges & Clearing	29,800	530,193
±Jardine Matheson Holdings	15,200	456,649
±New World Development	268,400	546,818
±REXLot Holdings	3,089,400	344,212
±Wharf Holdings	115,875	664,982
±Wing Hang Bank	28,600	266,153
		5,456,263
India – 0.40%
*Sterlite Industries India ADR	44,400	808,968
		808,968
Ireland – 0.41%
Covidien	17,100	818,919
		818,919
Israel – 0.46%
Teva Pharmaceutical Industries ADR	16,700	938,206
		938,206
Italy – 2.69%
±*Assicurazioni Generali	9,108	245,047
±Benetton Group	38,100	339,979
±Enel	96,900	560,249
±Intesa Sanpaolo	463,156	2,081,452
±Parmalat	119,000	332,249
±UBI Banca	21,200	303,477
±UniCredit	468,034	1,562,919
		5,425,372
Japan – 17.86%
±Air Water	40,800	480,891
±*Amada	99,200	621,751
±Astellas Pharma	51,400	1,918,911
±Canon	60,700	2,583,751
±Chiba Bank	54,100	323,789
±DA Office Investment	40	85,027
±*Fujitsu	90,000	584,333
±*Hitachi High Technologies	20,000	397,063
±Honda Motor	27,600	937,036
±HOYA	24,100	643,463
±ITOCHU	161,900	1,196,689
±Japan Prime Realty Investment	100	207,922
±Japan Tobacco	220	743,308
±Kamigumi	54,000	394,281
±Kao	96,800	2,270,137

±KDDI	360	1,908,046
±*KUREHA	49,900	246,262
±*Marubeni	211,100	1,166,864
±Matsui Securities	33,500	233,553
±Mitsubishi Heavy Industries	167,200	590,089
±*Mitsubishi UFJ Financial Group	104,300	514,091
±Mitsui	82,100	1,165,431
±*Mizuho Securities	124,000	375,460
±*Nikon	30,700	606,608
±Nippon Steel	105,800	428,977
±*Nippon Yusen	187,400	577,534
±Nitto Denko	23,100	830,375
±Nomura Holdings	76,900	572,249
±*NSK	175,000	1,284,975
±*Panasonic	33,400	481,150
±Sekisui House	72,000	654,061
±Seven & I Holdings	73,700	1,505,810
±*Sumitomo Mitsui Financial Group	8,000	229,711
±Takeda Pharmaceutical	60,500	2,494,284
±Tokio Marine Holdings	73,200	1,998,857
±Toyo Suisan Kaisha	6,800	156,913
±Toyota Motor	53,200	2,244,409
±West Japan Railway	316	1,060,120
±Yamato Kogyo	15,700	513,647
±*Zeon	187,600	848,105
		36,075,933
Luxembourg – 0.49%
±*ArcelorMittal	21,700	990,512
		990,512
Malaysia – 0.52%
±AMMB Holdings	294,800	428,939
±CIMB Group Holdings	168,700	631,291
		1,060,230
Mexico – 0.35%
Fomento Economico Mexicano ADR	14,900	713,412
		713,412
Netherlands – 2.72%
±Aegon	111,500	713,056
ASML Holding	20,200	688,618
±Corio	2,300	156,491
±ING Groep CVA	117,370	1,128,821
±Koninklijke	33,300	565,266
±*Randstad Holding	14,300	710,587
±Reed Elsevier	114,314	1,400,700
±Wereldhave	1,300	124,006
		5,487,545
New Zealand – 0.50%
±Telecom Corp. of New Zealand	567,203	1,018,235
		1,018,235
Norway – 1.00%
±Norsk Hydro	35,400	297,070
±Statoil	24,000	597,936
±*Yara International	24,700	1,117,642
		2,012,648
Papua New Guinea – 0.33%
±†Lihir Gold	226,035	659,193
		659,193
Philippines – 0.24%
Philippine Long Distance Telephone ADR	8,600	487,362
		487,362
Republic of Korea – 1.99%
±†Hyosung	12,800	934,877
±Korea Electric Power	23,200	676,264
±†Korea Zinc	4,400	767,315
±†Korean Air Lines	16,400	770,274
±Samsung Electronics	1,260	862,873
		4,011,603
Russia – 0.57%
Rosenfet Oil GDR	86,400	727,488
Vimpel-Communications ADR	23,000	427,570
		1,155,058
Singapore – 3.12%
±CapitaLand	113,200	335,755
±DBS Group Holdings	42,000	456,500
±Oversea-Chinese Banking	152,790	983,662
±Singapore Telecommunications	708,700	1,560,716
±Straits Asia Resources	379,200	698,391
±United Overseas Bank	116,600	1,622,754
±*Wilmar International	141,700	644,197
		6,301,975

South Africa – 0.87%
±MTN Group	26,800	424,831
±Naspers	14,200	572,350
±Sasol	19,298	770,217
		1,767,398
Spain – 4.17%
±Banco Bilbao Vizcaya Argentaria	2	38
±Banco Santander	112,798	1,861,480
±*Iberdrola	284,257	2,720,358
±Inditex	7,500	467,773
±Telefonica	120,375	3,364,717
		8,414,366
Sweden – 0.26%
±*Nordea Bank	52,400	530,617
		530,617
Switzerland – 6.45%
±*Adecco	14,500	799,120
Alcon	2,300	378,005
±*Clariant	57,300	676,925
±Credit Suisse Group	10,800	534,530
±*GAM Holding	10,800	130,652
±Julius Baer Group	10,800	379,452
±Nestle	30,800	1,493,392
±Novartis	74,181	4,047,056
±Roche Holding	6,400	1,093,425
±*Sonova Holding	5,200	629,372
±*Swiss Reinsurance	9,500	454,655
Tyco Electronics	15,800	387,890
±*UBS	25,500	396,708
±Zurich Financial Services	7,422	1,621,058
		13,022,240
Taiwan – 2.89%
*AU Optronics ADR	53,923	646,537
±China Airlines	1,393,466	495,488
†Chunghwa Telecom ADR	63,741	1,183,676
±Mega Financial Holding	611,600	352,307
±†Polaris Securities	565,200	334,930
Siliconware Precision Industries ADR	71,900	504,020
±Taiwan Semiconductor Manufacturing	648,269	1,306,366
Taiwan Semiconductor Manufacturing ADR	62,601	716,155
±Yuanta Financial Holding	422,400	309,021
		5,848,500
Thailand – 0.13%
±Bangkok Bank	74,100	257,892
		257,892
United Kingdom – 15.78%
±*Aberdeen Asset Management	55,900	120,906
±†Anglo American	19,300	836,020
±Antofagasta	38,900	620,106
±*ARM Holdings	240,400	688,787
±Aviva	93,973	596,775
±*Barclays	121,100	533,453
±BG Group	129,375	2,339,491
±BP	380,563	3,681,238
±*†British Airways	205,300	619,815
±Britvic	108,700	712,347
±Compass Group	238,795	1,716,856
±*Domino's Pizza	90,000	433,194
±GlaxoSmithKline	190,704	4,046,429
±HSBC Holdings	104,807	1,197,222
±ICAP	34,100	234,780
±Inchcape	1,014,000	485,694
±Intercontinental Hotels Group	29,600	425,067
±International Power	132,200	658,488
±Next	12,300	411,316
±Prudential	53,000	540,721
±Royal Dutch Shell Class A	114,365	3,441,480
±Standard Chartered	16,300	409,790
±Unilever	108,974	3,493,505
±Vodafone Group	1,133,675	2,624,068
Vodafone Group ADR	17,100	394,839
±WPP Group	63,600	621,372
		31,883,759

United States – 0.88%
†Amkor Technologies	61,900	443,204
†NII Holdings	20,100	674,958
*Virgin Media	39,400	663,102
		1,781,264
Total Common Stock (cost $184,777,259)		197,666,399

Preferred Stock – 0.47%
Brazil – 0.21%
Banco Bradesco	20,900	436,226
		436,226
Germany – 0.26%
±Volkswagen	5,600	522,476
		522,476
Total Preferred Stock (cost $772,769)		958,702

Rights – 0.00%
=†Fortis	181,195	0
Total Rights (cost $0)		0

Warrant – 0.00%
±†Unione di Banchi Italiano	20,000	1,406
Total Warrant (cost $0)		1,406

	Principal
	Amount (U.S. $)
≠Discount Note – 0.09%
Federal Home Loan Bank 0.001% 1/4/10	$186,000	186,000
Total Discount Note (cost $186,000)		186,000

Total Value of Securities Before Securities Lending Collateral – 98.42%
(cost $185,736,028)		198,812,507

	Number of
	Shares
Securities Lending Collateral** – 13.50%
Investment Companies
Mellon GSL DBT II Collateral Fund	22,022,876	22,022,876
BNY Mellon SL DB II Liquidating Fund	5,282,619	5,221,869
†@Mellon GSL Reinvestment Trust II	653,686	27,782
Total Securities Lending Collateral (cost $27,959,181)		27,272,527

Total Value of Securities – 111.92%
(cost $213,695,209)		226,085,034	©
Obligation to Return Securities Lending Collateral** – (13.84%)		(27,959,181)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.92%		3,870,757
Net Assets Applicable to 19,461,535 Shares Outstanding – 100.00%		$201,996,610

ΔSecurities have been classified by country of origin.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $173,746,545, which represented 86.01% of the Fund’s net assets. See Note 1 in "Notes."
wDividend coupon which when presented with the corresponding coupon of the share benefits from a reduced withholding tax of 15% (rather than 25%) on dividends paid.
†Non income producing security.
*Fully or partially on loan.
*Securities listed and traded on the Hong Kong Stock Exchange.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes”
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $27,782, which represented 0.01% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $26,234,610 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CHF – Swiss Franc
CVA – Dutch Certificate
DKK – Danish Krone
EUR– European Monetary Unit
GBP– British Pound Sterling
GDR –Global Depositary Receipts
HKD – Hong Kong Dollar
JPY – Japanese Yen
NOK – Norwegian Krone
SGD – Singapore Dollar
STRIP VVPR – Dividend Coupon
USD – United States Dollar
ZAR – South African Rand

The following foreign currency exchange contracts were outstanding at December 31, 2009:

1Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
CAD	358,000	USD	(345,000)	1/7/10	$(4,258)
CHF	(796,000)	USD	760,506	1/7/10	(8,276)
DKK	(5,879,000)	USD	1,165,287	1/7/10	38,705
EUR	(2,985,700)	USD	4,267,070	1/7/10	(7,363)
GBP	710,200	USD	(1,147,191)	1/7/10	549
HKD	1,401,000	USD	(180,649)	1/4/10	44
HKD	1,049,073	USD	(135,292)	1/5/10	13
HKD	143,000	USD	(18,455)	1/7/10	(11)
HKD	1,401,000	USD	(180,676)	1/27/10	(48)
JPY	3,632,000	USD	(39,529)	1/5/10	(505)
JPY	(205,555,000)	USD	2,289,922	1/7/10	81,347
JPY	9,368,000	USD	(101,419)	1/27/10	(754)
NOK	4,090,000	USD	(711,542)	1/7/10	(6,079)
SGD	134,000	USD	(95,528)	1/4/10	(166)
SGD	134,000	USD	(95,285)	1/5/10	76
SGD	(1,229,000)	USD	880,051	1/7/10	5,453
ZAR	(3,071,000)	USD	404,531	1/7/10	(9,346)
ZAR	1,916,000	USD	(257,957)	1/27/10	(738)
					$88,643

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust - Optimum International Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Management
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$215,832,059
Aggregate unrealized appreciation	24,033,696
Aggregate unrealized depreciation	(13,780,721)
Net unrealized appreciation	$10,252,975

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $2,202,347 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$24,443,736	$173,222,663	$-	$198,102,625
Short-Term	-	186,000	-	186,000
Securities Lending Collateral	22,022,876	5,221,869	27,782	27,272,527
Other	436,226	522,476	1,406	523,882
Total	$46,902,838	$179,153,008	$29,188	$226,085,034

As a result of utilizing international fair value pricing at December 31, 2009, the majority of the portfolio was categorized as level 2 in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Optimum International Fund
	Securities
	Lending
	Collateral	Other	Total
Balance as of 3/31/09	$65	$-	$65
Net change in unrealized
appreciation/depreciation	27,717	1,406	29,123
Balance as of 12/31/09	$27,782	$1,406	$29,188

Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/09	$27,717	$1,406	$29,123

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2009.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of securities on loan was $26,234,610, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $27,272,527. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Fixed Income Fund

December 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Collateralized Mortgage Obligations – 13.69%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39	USD	27,233	$30,526
Series 2001-T8 A2 9.50% 7/25/41		14,369	15,551
Series 2002-T4 A3 7.50% 12/25/41		95,913	108,142
Series 2004-T1 1A2 6.50% 1/25/44		41,653	45,091
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		26,998	29,494
Series 1999-19 PH 6.00% 5/25/29		747,062	802,171
Series 2001-14 Z 6.00% 5/25/31		53,164	57,054
Series 2002-90 A1 6.50% 6/25/42		18,687	20,229
Series 2002-90 A2 6.50% 11/25/42		74,648	80,809
Series 2003-122 AJ 4.50% 2/25/28		92,738	95,665
Series 2005-22 HE 5.00% 10/25/33		740,000	758,769
Series 2005-29 QD 5.00% 8/25/33		816,000	836,926
Series 2005-54 AK 4.50% 9/25/32		664,156	688,482
Series 2005-94 YD 4.50% 8/25/33		1,480,000	1,480,577
Series 2005-110 MB 5.50% 9/25/35		619,405	644,365
•Series 2007-2 SM 6.52% 2/25/37		13,288,945	1,581,139
Series 2007-30 OE 0.881% 4/25/37		11,023,399	8,718,815
Series 2008-24 ZA 5.00% 4/25/38		16,368,658	16,065,197
Series 2008-70 BA 4.00% 6/25/21		7,056,880	7,287,402
•Series 2009-2 AS 5.47% 2/25/39		40,473,794	3,822,539
•Series 2009-68 SA 6.52% 9/25/39		6,295,889	688,350
Series 2009-94 AC 5.00% 11/25/39		400,000	403,388
Fannie Mae Whole Loan
Series 2004-W4 A5 5.50% 6/25/34		3,000,000	3,142,500
Series 2004-W9 2A1 6.50% 2/25/44		51,304	55,539
Series 2004-W11 1A2 6.50% 5/25/44		145,929	157,973
Series 2004-W15 1A1 6.00% 8/25/44		249,122	266,950
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		165,143	172,976
Series 2165 PE 6.00% 6/15/29		793,660	847,481
Series 2326 ZQ 6.50% 6/15/31		302,273	326,984
Series 2497 BM 5.00% 2/15/22		126,088	129,545
Series 2504 J 5.50% 5/15/16		528,027	533,707
Series 2557 WE 5.00% 1/15/18		732,415	776,504
Series 2662 MA 4.50% 10/15/31		162,182	167,901
Series 2755 LE 4.00% 9/15/30		557,000	574,509
Series 2762 LG 5.00% 9/15/32		2,000,000	2,065,483
Series 2802 NE 5.00% 2/15/33		700,000	722,187
Series 2827 TE 5.00% 4/15/33		1,335,000	1,375,133
Series 2840 OE 5.00% 2/15/33		1,800,000	1,856,418
Series 2864 PE 5.00% 6/15/33		1,095,000	1,133,667
Series 2869 BG 5.00% 7/15/33		224,000	230,624
Series 2881 TE 5.00% 7/15/33		1,080,000	1,110,028
Series 2889 OG 5.00% 5/15/33		117,000	120,041
Series 2890 PC 5.00% 7/15/30		265,000	277,601
Series 2890 PD 5.00% 3/15/33		1,265,000	1,298,499
Series 2893 PD 5.00% 2/15/33		65,000	66,680
Series 2915 KD 5.00% 9/15/33		447,000	459,648
Series 2938 ND 5.00% 10/15/33		1,050,000	1,080,325

Series 2939 PD 5.00% 7/15/33	665,000	682,580
Series 2941 XD 5.00% 5/15/33	2,690,000	2,758,914
Series 2987 KG 5.00% 12/15/34	1,430,000	1,467,746
Series 3022 MB 5.00% 12/15/28	260,000	273,127
Series 3131 MC 5.50% 4/15/33	445,000	471,628
Series 3143 BC 5.50% 2/15/36	8,000,000	8,127,355
Series 3145 LN 4.50% 10/15/34	1,215,418	1,260,997
•Series 3211 SN 6.97% 9/15/36	10,061,194	1,333,126
•Series 3289 SA 6.52% 3/15/37	9,766,404	1,015,823
Series 3337 PB 5.50% 7/15/30	505,000	530,712
Series 3476 Z 5.50% 7/15/38	10,808,401	11,003,079
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43	32,375	35,011
Series T-58 2A 6.50% 9/25/43	18,141	19,652
•GNMA
Series 2007-26 SW 5.97% 5/20/37	18,577,118	1,869,007
Series 2007-64 AI 6.32% 10/20/37	37,363,840	3,092,235
Series 2008-65 SB 5.77% 8/20/38	12,652,499	1,071,608
Series 2009-2 SE 5.59% 1/20/39	33,874,881	2,564,169
Total Agency Collateralized Mortgage Obligations (cost $89,730,639)		100,786,353

Agency Mortgage-Backed Securities – 10.11%
Fannie Mae
*4.50% 10/1/39	2,984,303	2,958,502
5.50% 1/1/13	123,529	125,498
5.50% 3/1/37	630,520	659,255
5.50% 7/1/37	1,676,107	1,752,492
6.50% 8/1/17	82,749	88,732
•Fannie Mae ARM
3.044% 10/1/33	58,209	59,397
5.007% 8/1/35	231,726	244,301
5.144% 11/1/35	393,625	413,760
5.899% 8/1/37	568,050	604,616
6.006% 7/1/37	1,627,428	1,726,599
Fannie Mae Relocation 30 yr
5.00% 11/1/33	27,411	27,952
5.00% 1/1/34	94,003	95,858
5.00% 2/1/34	27,288	27,827
5.00% 8/1/34	86,878	88,592
5.00% 11/1/34	141,150	143,935
5.00% 4/1/35	210,513	214,668
5.00% 10/1/35	163,643	166,873
5.00% 1/1/36	429,478	437,956
Fannie Mae S.F. 15 yr
4.50% 8/1/18	697,140	726,629
4.50% 7/1/20	1,542,647	1,604,046
5.00% 5/1/21	182,505	192,052
Fannie Mae S.F. 20 yr
5.50% 7/1/24	655,522	693,589
5.50% 10/1/24	208,636	220,751
5.50% 12/1/24	692,759	732,989
Fannie Mae S.F. 30 yr
4.50% 3/1/39	437,754	437,433
5.00% 12/1/36	464,773	477,869
5.00% 12/1/37	377,115	387,447
5.00% 1/1/38	578,399	594,245
5.00% 2/1/38	278,631	286,249
5.50% 12/1/32	421,114	443,069
5.50% 7/1/33	1,075,357	1,130,245
5.50% 12/1/33	166,062	174,538
*5.50% 4/1/34	2,545,478	2,677,865
*5.50% 5/1/34	743,852	781,819
5.50% 6/1/34	887,529	932,830

5.50% 7/1/34	1,482,708	1,558,388
*5.50% 2/1/35	792,619	856,221
5.50% 2/1/35	3,478,283	3,697,299
5.50% 9/1/36	2,048,638	2,153,204
6.00% 9/1/36	501,602	532,796
*6.00% 4/1/38	11,012,716	11,675,200
6.00% 8/1/38	5,675,085	6,016,478
6.50% 11/1/33	34,058	36,740
6.50% 2/1/36	731,287	788,150
6.50% 3/1/36	1,306,921	1,402,490
6.50% 6/1/36	1,502,676	1,612,561
6.50% 8/1/36	1,035,947	1,111,701
6.50% 4/1/37	1,069,155	1,146,167
6.50% 2/1/38	1,729,601	1,854,089
7.00% 2/1/38	1,320,012	1,447,661
7.00% 3/1/38	1,262,470	1,384,554
7.50% 3/1/32	1,508	1,702
7.50% 4/1/32	6,716	7,579
7.50% 6/1/32	4,767	5,380
Fannie Mae S.F. 30 yr TBA 4.50% 1/1/40	3,020,000	3,014,338
•Freddie Mac ARM
4.29% 12/1/33	117,952	122,071
4.352% 4/1/34	7,871	8,141
5.526% 2/1/38	1,647,133	1,739,790
5.684% 7/1/36	261,161	275,592
5.828% 5/1/37	1,721,677	1,827,343
Freddie Mac Relocation 30 yr 5.00% 9/1/33	4,124	4,202
Freddie Mac S.F. 15 yr
4.50% 5/1/20	894,880	929,659
5.00% 6/1/18	287,678	303,250
Freddie Mac S.F. 20 yr
5.50% 10/1/23	564,279	597,537
5.50% 8/1/24	129,558	137,065
Freddie Mac S.F. 30 yr
5.00% 4/1/35	510,840	525,953
5.00% 7/1/38	646,227	663,390
6.50% 11/1/33	67,835	73,134
6.50% 1/1/35	397,789	429,612
6.50% 5/1/37	55,583	59,549
6.50% 8/1/38	526,170	563,712
7.00% 1/1/38	607,512	662,858
Freddie Mac S.F. 30 yr TBA
4.00% 1/1/40	1,135,000	1,094,389
5.00% 1/1/40	1,035,000	1,061,198
*GNMA I S.F. 30 yr 7.00% 12/15/34	611,405	674,291
GNMA II 6.00% 4/20/34	43,728	46,536
Total Agency Mortgage-Backed Securities (cost $70,907,354)		74,432,448

Commercial Mortgage-Backed Securities – 3.87%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	420,000	431,550
Series 2007-1A D 5.957% 4/15/37	120,000	122,400
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.413% 6/10/39	415,000	418,040
•Series 2005-1 A5 5.094% 11/10/42	1,620,000	1,607,025
•Series 2005-6 AM 5.178% 9/10/47	255,000	217,541
Series 2006-4 A4 5.634% 7/10/46	595,000	557,403
•Series 2007-2 A2 5.634% 4/10/49	3,710,000	3,702,770
•Series 2007-4 AM 5.811% 2/10/51	340,000	245,403
Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	875,000	857,497
•Series 2005-T20 A4A 5.149% 10/12/42	1,155,000	1,133,517
•Series 2006-PW12 A4 5.719% 9/11/38	895,000	908,815
Series 2006-PW14 A4 5.201% 12/11/38	1,000,000	960,894
Series 2007-PW15 A4 5.331% 2/11/44	630,000	543,674
•Series 2007-PW16 A4 5.719% 6/11/40	320,000	290,871

wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/16/34	241,717	248,438
•Series 2005-C6 A5A 5.116% 6/10/44	550,000	534,022
Series 2006-C7 A2 5.69% 6/10/46	260,000	265,801
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.544% 2/15/39	140,000	140,374
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	175,000	176,750
Series 2006-1A B 5.362% 11/15/36	675,000	691,875
General Electric Capital Commercial Mortgage
Series 2002-1A A3 6.269% 12/10/35	325,000	342,467
Series 2007-C1 A2 5.417% 12/10/49	2,830,000	2,848,958
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A6 5.396% 8/10/38	570,000	560,126
Series 2005-GG4 A4 4.761% 7/10/39	510,000	461,848
Series 2005-GG4 A4A 4.751% 7/10/39	1,215,000	1,176,322
•Series 2006-GG6 A4 5.553% 4/10/38	500,000	456,007
@•#Series 2006-RR3 A1S 144A 5.661% 7/18/56	505,000	146,450
•Series 2007-GG10 A4 5.805% 8/10/45	670,000	575,292
•#Series 2007-GG10 J 144A 5.805% 8/10/45	1,956,000	74,780
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	440,000	446,601
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	420,000	436,590
Series 2002-C2 A2 5.05% 12/12/34	465,000	479,118
Series 2003-C1 A2 4.985% 1/12/37	130,000	132,346
•Series 2005-LDP5 A4 5.179% 12/15/44	670,000	663,281
Series 2006-LDP9 A2 5.134% 5/15/47	360,000	344,246
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	245,000	259,241
Series 2004-C1 A4 4.568% 1/15/31	720,000	704,279
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	132,431	129,342
Series 2007-IQ14 A4 5.692% 4/15/49	325,000	273,856
Series 2007-T27 A4 5.649% 6/11/42	1,310,000	1,264,772
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.366% 2/15/33	100,000	92,992
#NYC Mortgage Loan Trust Series 1996 A3 144A 6.75% 9/25/19	58,441	55,811
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28 A2 5.50% 10/15/48	555,000	565,929
Series 2007-C31 A2 5.421% 4/15/47	1,880,000	1,901,808
Total Commercial Mortgage-Backed Securities (cost $29,622,677)		28,447,122

Convertible Bonds – 2.41%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,130,000	1,022,649
#Alaska Communications Systems Group 144A 5.75%
exercise price $12.90, expiration date 3/1/13	350,000	321,563
Alcatel-Lucent USA
2.75% exercise price $16.75, expiration date 6/15/23	15,000	14,944
2.875% exercise price $15.35, expiration date 6/15/25	545,000	467,338
*Amgen 0.375% exercise price $79.48, expiration date 2/1/13	650,000	657,313
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	600,000	448,500
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	172,000	160,390
Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	384,000	346,080
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24	60,000	57,675
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	559,000	425,539
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	644,000	626,290
#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	385,000	502,906
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	8,000	7,900
Ford Motor 4.25% exercise price $9.30, expiration date 11/15/16	170,000	213,988
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	1,025,000	1,049,343
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	395,000	442,894
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	1,250,000	1,073,437

*#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39		413,000	476,499
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14		672,000	822,359
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23		460,000	459,425
*Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16		481,000	554,353
Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		542,000	537,935
L-3 Communications Holdings 3.00% exercise price $100.14, expiration date 8/1/35		5,000	5,275
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		325,000	270,563
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		176,000	167,860
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27		508,000	511,810
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13		348,000	364,965
National City 4.00% exercise price $482.51, expiration date 2/1/11		770,000	788,287
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		415,000	443,013
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		350,000	322,875
Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41		830,000	842,449
Qwest Communications International 3.50% exercise price $5.01, expiration date 11/15/25		9,000	9,383
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		9,000	9,608
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13		510,000	427,763
#SBA Communications 4.00% 144A exercise price $30.38, expiration date 10/1/14		503,000	662,702
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		343,000	406,884
Transocean
1.50% exercise price $168.61, expiration date 12/15/37		493,000	478,210
1.625% exercise price $168.61, expiration date 12/15/37		290,000	288,550
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		736,000	657,799
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16		326,000	387,940
Total Convertible Bonds (cost $16,753,283)			17,735,256

Corporate Bonds – 34.13%
Banking – 4.86%
AgriBank 9.125% 7/15/19		800,000	880,584
•BAC Capital Trust XIV 5.63% 12/31/49		580,000	404,550
@•#Banco Mercantil 144A 6.862% 10/13/21		520,000	482,274
Bank of America
5.125% 11/15/14		180,000	186,822
5.30% 3/15/17		1,040,000	1,020,796
5.75% 12/1/17		160,000	164,102
6.10% 6/15/17		1,380,000	1,404,694
Bank of New York Mellon 4.95% 3/15/15		310,000	325,986
Barclays Bank
5.20% 7/10/14		210,000	222,826
6.75% 5/22/19		965,000	1,078,293
#Barclays Bank 144A 6.05% 12/4/17		1,770,000	1,804,145
BB&T 5.25% 11/1/19		66,000	63,728
BB&T Capital Trust II 6.75% 6/7/36		1,310,000	1,269,055
Capital One Bank 8.80% 7/15/19		1,355,000	1,603,839
Capital One Capital V 10.25% 8/15/39		850,000	990,688
Capital One Capital VI 8.875% 5/15/40		580,000	622,050
Citigroup 6.01% 1/15/15		695,000	710,426
•Citigroup Capital XXI 8.30% 12/21/57		200,000	193,500
@#CoBank 144A 7.875% 4/16/18		570,000	618,558
Credit Suisse/New York
5.30% 8/13/19		285,000	293,237
6.00% 2/15/18		560,000	586,890
Export-Import Bank of Korea 5.875% 1/14/15		1,060,000	1,139,978
#Industrial Bank of Korea 144A 7.125% 4/23/14		279,000	312,585
JPMorgan Chase Capital XVIII 6.95% 8/17/36		550,000	535,931
JPMorgan Chase Capital XXII 6.45% 2/2/37		395,000	363,607
JPMorgan Chase Capital XXV 6.80% 10/1/37		2,677,000	2,668,007
KeyBank 6.95% 2/1/28		1,220,000	1,048,098
KFW 5.50% 6/5/14	AUD	478,000	421,634
Korea Development Bank 5.30% 1/17/13	USD	520,000	546,793
#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		373,000	387,401
•National City Bank 0.625% 6/7/17		325,000	288,910
PNC Bank 6.875% 4/1/18		470,000	499,655

PNC Funding
5.25% 11/15/15		150,000	154,448
5.625% 2/1/17		195,000	193,509
@*Popular North America Capital Trust I 6.564% 9/15/34		315,000	184,741
•#Rabobank Nederland 144A 11.00% 12/29/49		1,390,000	1,699,470
Regions Financial 7.75% 11/10/14		1,065,000	1,051,369
Rentenbank 6.00% 7/15/14	AUD	526,000	470,516
#Russian Agricultural Bank 144A 6.299% 5/15/17	USD	507,000	513,084
Silicon Valley Bank
5.70% 6/1/12		724,000	735,758
6.05% 6/1/17		250,000	226,568
U.S. Bank North America 4.95% 10/30/14		250,000	265,437
•USB Capital IX 6.189% 4/15/49		1,255,000	1,021,256
VTB Capital 6.875% 5/29/18		100,000	101,000
#VTB Capital 144A 6.875% 5/29/18		650,000	650,000
Wachovia 5.625% 10/15/16		465,000	476,125
•Wells Fargo Capital XIII 7.70% 12/29/49		3,501,000	3,413,474
Westpac Banking 4.875% 11/19/19		720,000	712,021
Zions Bancorp
5.50% 11/16/15		225,000	159,256
5.65% 5/15/14		195,000	142,183
6.00% 9/15/15		145,000	102,672
7.75% 9/23/14		405,000	357,751
			35,770,280
Basic Industry – 2.42%
#Algoma Acqusition 144A 9.875% 6/15/15		330,000	282,563
ArcelorMittal
6.125% 6/1/18		698,000	721,400
9.00% 2/15/15		245,000	289,672
9.85% 6/1/19		650,000	842,091
California Steel Industries 6.125% 3/15/14		155,000	146,088
Century Aluminum 8.00% 5/15/14		267,650	262,297
#Compass Minerals International 144A 8.00% 6/1/19		295,000	305,325
Cytec Industries 6.00% 10/1/15		618,000	652,298
Dow Chemical
5.70% 5/15/18		485,000	493,504
8.55% 5/15/19		945,000	1,129,409
*#Essar Steel Algoma 144A 9.375% 3/15/15		350,000	346,938
#Evraz Group 144A
8.875% 4/24/13		493,000	495,465
*9.50% 4/24/18		400,000	400,000
#FMG Finance 144A 10.625% 9/1/16		500,000	555,625
Freeport McMoRan Copper & Gold 8.375% 4/1/17		595,000	652,418
#Georgia-Pacific 144A 8.25% 5/1/16		290,000	308,850
*#Gerdau Holdings 144A 7.00% 1/20/20		209,000	215,793
Huntsman International
7.375% 1/1/15		465,000	448,725
*7.875% 11/15/14		272,000	267,240
Innophos 8.875% 8/15/14		243,000	247,860
#Innophos Holding 144A 9.50% 4/15/12		145,000	147,900
International Paper 7.30% 11/15/39		330,000	351,184
Lubrizol 8.875% 2/1/19		1,035,000	1,288,905
#MacDermid 144A 9.50% 4/15/17		411,000	413,055
#Nalco 144A 8.25% 5/15/17		310,000	330,925
#NewPage 144A 11.375% 12/31/14		410,000	416,150
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15		277,909	217,116
@#Norske Skogindustrier 144A 7.125% 10/15/33		370,000	199,800
Novelis 7.25% 2/15/15		275,000	263,313
#Novelis 144A 11.50% 2/15/15		215,000	231,394
#PE Paper Escrow 144A 12.00% 8/1/14		100,000	110,696
@=Port Townsend 7.32% 8/27/12		86,471	62,691
Reliance Steel & Aluminum 6.85% 11/15/36		520,000	438,582

Ryerson
•7.656% 11/1/14	137,000	126,896
12.00% 11/1/15	72,000	75,600
#Sappi Papier Holding 144A 6.75% 6/15/12	334,000	320,156
#Severstal 144A 9.75% 7/29/13	160,000	162,000
Southern Copper 7.50% 7/27/35	799,000	793,677
*#Steel Dynamics 144A 7.75% 4/15/16	727,000	760,624
Teck Resources 10.25% 5/15/16	115,000	134,550
#Teck Resources 144A 10.75% 5/15/19	525,000	630,000
United States Steel 7.00% 2/1/18	255,000	250,150
Vale Overseas
6.875% 11/21/36	711,000	712,181
6.875% 11/10/39	335,000	338,928
		17,840,034
Brokerage – 1.44%
*#Cemex Finance 144A 9.50% 12/14/16	270,000	284,175
Citigroup
6.375% 8/12/14	1,490,000	1,561,441
6.50% 8/19/13	780,000	831,521
E*Trade Financial PIK 12.50% 11/30/17	419,000	478,184
Goldman Sachs Group
5.125% 1/15/15	455,000	478,621
5.25% 10/15/13	425,000	451,742
5.95% 1/18/18	310,000	327,875
6.25% 9/1/17	495,000	531,656
Jefferies Group
6.25% 1/15/36	335,000	267,713
6.45% 6/8/27	1,146,000	979,048
LaBranche 11.00% 5/15/12	795,000	768,169
Lazard Group
6.85% 6/15/17	380,000	382,978
7.125% 5/15/15	42,000	43,650
Morgan Stanley
5.375% 10/15/15	1,480,000	1,531,109
5.55% 4/27/17	110,000	110,651
6.00% 4/28/15	1,050,000	1,119,756
6.25% 8/28/17	435,000	454,647
		10,602,936
Capital Goods – 1.49%
Allied Waste North America
6.875% 6/1/17	305,000	324,152
7.125% 5/15/16	1,340,000	1,428,925
AMH Holdings 11.25% 3/1/14	50,000	48,500
Anixter 10.00% 3/15/14	255,000	283,050
#BAE Systems Holdings 144A
4.95% 6/1/14	230,000	239,722
5.20% 8/15/15	220,000	226,916
Building Materials Corp. of America 7.75% 8/1/14	213,000	211,935
#BWAY 144A 10.00% 4/15/14	380,000	403,750
#Case New Holland 144A 7.75% 9/1/13	175,000	179,813
Casella Waste Systems 9.75% 2/1/13	298,000	295,765
#Casella Waste Systems 144A 11.00% 7/15/14	150,000	163,125
#CPM Holdings 144A 10.625% 9/1/14	85,000	90,100
*Crown Americas 7.625% 11/15/13	162,000	168,075
#Crown Americas 144A 7.625% 5/15/17	195,000	203,288
Eastman Kodak 7.25% 11/15/13	140,000	116,200
Graham Packaging 9.875% 10/15/14	529,000	542,224
*Graphic Packaging International 9.50% 8/15/13	412,000	427,449
#Graphic Packaging International 144A 9.50% 6/15/17	170,000	181,050
#Greif 144A 7.75% 8/1/19	170,000	174,250
Intertape Polymer 8.50% 8/1/14	167,000	143,829
JSG Funding 7.75% 4/1/15	210,000	202,913

*#Owens Brockway Glass Container 144A 7.375% 5/15/16		105,000	108,938
#Plastipak Holdings 144A
8.50% 12/15/15		215,000	221,719
10.625% 8/15/19		215,000	238,113
Pregis 12.375% 10/15/13		518,000	504,402
RBS Global/Rexnord
9.50% 8/1/14		130,000	130,975
*11.75% 8/1/16		224,000	222,880
#Sealed Air 144A 7.875% 6/15/17		100,000	106,667
*Solo Cup 8.50% 2/15/14		325,000	319,313
Terex 8.00% 11/15/17		255,000	246,713
Thermadyne Industries 10.50% 2/1/14		223,000	212,129
#TriMas 144A 9.75% 12/15/17		190,000	187,388
Tyco International Finance 8.50% 1/15/19		1,235,000	1,494,014
USG 6.30% 11/15/16		450,000	405,000
#USG 144A 9.75% 8/1/14		65,000	69,713
#Volvo-Votorantim Overseas Trading Operations 144A 6.625% 9/25/19		431,000	434,232
			10,957,227
Communications – 5.90%
Affinion Group 11.50% 10/15/15		125,000	131,563
America Movil Sab de CV 5.625% 11/15/17		543,000	564,904
American Tower 7.00% 10/15/17		740,000	823,250
AT&T 6.50% 9/1/37		1,415,000	1,471,431
#Cablevision Systems 144A 8.625% 9/15/17		200,000	209,250
*CCH II 13.50% 11/30/16		425,000	502,563
#Cequel Communications I Holdings 144A 8.625% 11/15/17		140,000	142,100
#Charter Communications Operating 144A 10.875% 9/15/14		452,000	508,500
Cincinnati Bell
7.00% 2/15/15		355,000	352,338
8.25% 10/15/17		370,000	377,400
Citizens Communications 6.25% 1/15/13		88,000	88,660
#Clearwire Communications/Finance 144A 12.00% 12/1/15		1,155,000	1,178,100
*#Columbus International 144A 11.50% 11/20/14		460,000	485,300
Comcast
4.95% 6/15/16		655,000	673,593
6.50% 1/15/15		975,000	1,093,528
#Cox Communications 144A
5.875% 12/1/16		410,000	434,589
6.95% 6/1/38		665,000	706,643
8.375% 3/1/39		490,000	612,044
*Cricket Communications 9.375% 11/1/14		665,000	671,650
#Cricket Communications 144A 7.75% 5/15/16		165,000	165,413
*Crown Castle International 9.00% 1/15/15		389,000	416,230
#CSC Holdings 144A
8.50% 4/15/14		227,000	242,890
8.50% 6/15/15		40,000	42,800
Deutsche Telekom International Finance 5.25% 7/22/13		765,000	812,712
#Digicel Group 144A
8.25% 9/1/17		230,000	225,400
*8.875% 1/15/15		410,000	399,750
12.00% 4/1/14		305,000	340,075
#Digicel Group PIK 144A 9.125% 1/15/15		160,000	158,400
#DigitalGlobe 144A 10.50% 5/1/14		60,000	64,500
DirecTV Holdings 7.625% 5/15/16		1,810,000	1,979,949
#DirecTV Holdings 144A 4.75% 10/1/14		315,000	321,878
DISH DBS 7.875% 9/1/19		260,000	273,975
#DISH DBS 144A 7.875% 9/1/19		225,000	237,094
#GCI 144A 8.625% 11/15/19		130,000	131,788
#Global Crossing 144A 12.00% 9/15/15		475,000	523,688
@Grupo Televisa 8.49% 5/11/37	MXN	7,400,000	464,427
#GXS Worldwide 144A 9.75% 6/15/15	USD	520,000	513,500
Hughes Network Systems/Finance 9.50% 4/15/14		262,000	271,825

#Intelsat Bermuda 144A 11.25% 2/4/17	890,000	896,675
Intelsat Jackson Holdings 11.25% 6/15/16	972,000	1,057,050
Intelsat Subsidiary Holding 8.875% 1/15/15	207,000	215,280
Interpublic Group 6.25% 11/15/14	468,000	451,620
#Interpublic Group 144A 10.00% 7/15/17	50,000	55,750
Lamar Media 6.625% 8/15/15	461,000	447,125
Level 3 Financing
9.25% 11/1/14	275,000	261,250
12.25% 3/15/13	210,000	223,650
LIN Television 6.50% 5/15/13	60,000	57,300
Lucent Technologies 6.45% 3/15/29	217,000	156,511
#Mediacom Capital 144A 9.125% 8/15/19	280,000	287,000
*MetroPCS Wireless 9.25% 11/1/14	729,000	741,758
#NET Servicos de Comunicacao 144A 7.50% 1/27/20	346,000	354,650
Nielsen Finance
10.00% 8/1/14	182,000	190,645
11.50% 5/1/16	165,000	185,213
11.625% 2/1/14	130,000	146,738
Ω12.50% 8/1/16	200,000	183,500
#NII Capital 144A
8.875% 12/15/19	230,000	225,113
10.00% 8/15/16	410,000	431,525
#Nordic Telephone Holdings 144A 8.875% 5/1/16	450,000	478,125
PAETEC Holding 8.875% 6/30/17	305,000	310,338
#Qwest 144A 8.375% 5/1/16	190,000	204,725
Qwest Communications International 7.50% 2/15/14	350,000	353,063
#Rainbow National Services 144A 10.375% 9/1/14	123,000	130,380
Shaw Communications 6.75% 11/9/39	788,000	742,114
#Sinclair Television Group 144A 9.25% 11/1/17	230,000	240,350
Sirius Satellite 9.625% 8/1/13	125,000	125,000
#Sirius XM Radio 144A 9.75% 9/1/15	50,000	52,875
Sprint Capital
6.875% 11/15/28	640,000	535,200
8.75% 3/15/32	850,000	805,375
Sprint Nextel 6.00% 12/1/16	1,007,000	923,923
*#Telcordia Technologies 144A 10.00% 3/15/13	525,000	469,875
Telecom Italia Capital
5.25% 10/1/15	1,265,000	1,324,252
7.175% 6/18/19	690,000	770,598
Telesat Canada
11.00% 11/1/15	495,000	539,550
12.50% 11/1/17	197,000	217,685
#Terremark Worldwide 144A 12.00% 6/15/17	200,000	222,000
Time Warner Cable 8.25% 4/1/19	1,075,000	1,282,572
#TL Acquisitions 144A 10.50% 1/15/15	285,000	273,956
#Univision Communications 144A 12.00% 7/1/14	220,000	243,375
#UPC Holding 144A 9.875% 4/15/18	170,000	180,200
Verizon Communications 6.40% 2/15/38	525,000	550,667
Videotron
6.375% 12/15/15	100,000	98,250
9.125% 4/15/18	178,000	196,690
#Vimpelcom 144A 9.125% 4/30/18	145,000	155,513
Virgin Media Finance
8.375% 10/15/19	200,000	206,750
8.75% 4/15/14	34,000	35,275
#Vivendi 144A
5.75% 4/4/13	1,275,000	1,341,457
6.625% 4/4/18	655,000	711,018
Vodafone Group
5.00% 12/16/13	185,000	196,061
5.00% 9/15/15	1,130,000	1,185,892
5.375% 1/30/15	325,000	349,652

#Wind Acquisition Finance 144A
11.75% 7/15/17	450,000	493,875
12.00% 12/1/15	150,000	161,250
Windstream 8.125% 8/1/13	210,000	218,925
WPP Finance 8.00% 9/15/14	1,530,000	1,741,736
#XM Satellite Radio 144A 13.00% 8/1/13	85,000	92,756
XM Satellite Radio Holdings PIK 10.00% 6/1/11	135,000	135,675
		43,479,026
Consumer Cyclical – 3.18%
*#Allison Transmission 144A 11.00% 11/1/15	515,000	543,325
*American Axle & Manufacturing
5.25% 2/11/14	335,000	292,288
7.875% 3/1/17	165,000	140,250
*ArvinMeritor 8.125% 9/15/15	480,000	460,800
Beazer Homes USA 8.625% 5/15/11	255,000	249,900
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	835,000	839,174
*Burlington Coat Factory Warehouse 11.125% 4/15/14	215,000	223,063
Carrols 9.00% 1/15/13	105,000	107,100
Corrections Corp. of America 7.75% 6/1/17	390,000	403,650
CVS Caremark 6.60% 3/15/19	200,000	219,239
w#CVS Pass Through Trust 144A 8.353% 7/10/31	1,852,319	2,043,329
Darden Restaurants 6.80% 10/15/37	735,000	764,536
Duane Reade 11.75% 8/1/15	5,000	5,450
Ford Motor 7.45% 7/16/31	550,000	488,813
Ford Motor Credit
7.50% 8/1/12	530,000	534,791
7.80% 6/1/12	100,000	101,130
9.875% 8/10/11	140,000	146,637
12.00% 5/15/15	980,000	1,137,583
#Galaxy Entertainment Finance 144A 9.875% 12/15/12	395,000	396,975
*Gaylord Entertainment 6.75% 11/15/14	243,000	227,205
Global Cash Access/Finance 8.75% 3/15/12	154,000	154,193
Goodyear Tire & Rubber
*9.00% 7/1/15	259,000	270,655
10.50% 5/15/16	365,000	405,150
#Harrah's Operating 144A 10.00% 12/15/18	705,000	569,287
#Harrah’s Operating Escrow 144A 11.25% 6/1/17	535,000	562,419
Interface 9.50% 2/1/14	65,000	64,269
#Interface 144A 11.375% 11/1/13	155,000	173,988
K Hovnanian Enterprises
6.25% 1/15/15	150,000	108,000
7.50% 5/15/16	230,000	165,600
#K Hovnanian Enterprises 144A 10.625% 10/15/16	245,000	257,250
*#Landry's Restaurants 144A 11.625% 12/1/15	115,000	122,475
M/I Homes 6.875% 4/1/12	101,000	95,698
Macy's Retail Holdings
6.65% 7/15/24	1,080,000	988,199
8.875% 7/15/15	235,000	260,263
Meritage Homes
6.25% 3/15/15	40,000	37,000
7.00% 5/1/14	285,000	273,600
MGM MIRAGE
*6.625% 7/15/15	125,000	97,813
7.50% 6/1/16	360,000	282,600
7.625% 1/15/17	445,000	348,213
13.00% 11/15/13	167,000	192,468
#MGM MIRAGE 144A
11.125% 11/15/17	185,000	205,813
11.375% 3/1/18	120,000	108,000
Mobile Mini 6.875% 5/1/15	180,000	171,000
Mohawk Industries 6.875% 1/15/16	165,000	165,000
Mohegan Tribal Gaming Authority 6.875% 2/15/15	190,000	124,450

*#NCL 144A 11.75% 11/15/16	165,000	163,763
New Albertsons 7.25% 5/1/13	75,000	76,313
#Norcraft 144A 10.50% 12/15/15	170,000	175,100
Nordstrom
6.75% 6/1/14	800,000	894,297
7.00% 1/15/38	500,000	555,357
*OSI Restaurant Partners 10.00% 6/15/15	266,000	236,075
Pinnacle Entertainment 7.50% 6/15/15	450,000	416,250
#Pinnacle Entertainment 144A 8.625% 8/1/17	65,000	66,625
Quiksilver 6.875% 4/15/15	325,000	268,125
Rite Aid 9.375% 12/15/15	530,000	469,050
Royal Caribbean Cruises 7.00% 6/15/13	280,000	280,700
Ryland Group 8.40% 5/15/17	340,000	365,500
*Sally Holdings 10.50% 11/15/16	375,000	405,000
#Sealy Mattress 144A 10.875% 4/15/16	79,000	88,283
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	400,000	306,000
Speedway Motorsports 8.75% 6/1/16	235,000	249,100
#Standard Pacific Escrow 144A 10.75% 9/15/16	270,000	276,750
*Tenneco 8.625% 11/15/14	460,000	466,325
#Toys R US Property 144A 10.75% 7/15/17	200,000	220,000
#TRW Automotive 144A
7.00% 3/15/14	265,000	261,025
7.25% 3/15/17	205,000	199,875
#Volvo Treasury 144A 5.95% 4/1/15	1,025,000	1,058,894
*Wynn Las Vegas 6.625% 12/1/14	420,000	407,925
		23,434,973
Consumer Non-Cyclical – 3.63%
Accellent 10.50% 12/1/13	360,000	348,300
#Alliance HealthCare Services 144A 8.00% 12/1/16	240,000	235,200
#Alliance One International 144A 10.00% 7/15/16	580,000	611,900
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	1,220,000	1,384,900
ARAMARK 8.50% 2/1/15	710,000	734,850
*Bausch & Lomb 9.875% 11/1/15	949,000	1,005,940
Beckman Coulter
6.00% 6/1/15	780,000	851,379
7.00% 6/1/19	445,000	505,188
Biomet 11.625% 10/15/17	224,000	248,640
Biomet PIK 10.375% 10/15/17	175,000	190,750
#Bio-Rad Laboratories 144A 8.00% 9/15/16	165,000	174,488
#CareFusion 144A 6.375% 8/1/19	1,580,000	1,694,470
Community Health Systems 8.875% 7/15/15	377,000	391,138
Cornell 10.75% 7/1/12	63,000	64,654
Delhaize Group 5.875% 2/1/14	235,000	252,622
DJO Finance 10.875% 11/15/14	250,000	265,000
#Dole Food 144A
8.00% 10/1/16	135,000	137,700
13.875% 3/15/14	166,000	200,445
HCA 9.25% 11/15/16	1,312,000	1,412,040
HCA PIK 9.625% 11/15/16	69,000	74,865
Hospira 6.40% 5/15/15	1,795,000	1,989,015
Ingles Markets 8.875% 5/15/17	210,000	219,450
Inverness Medical Innovations 9.00% 5/15/16	365,000	375,038
Iron Mountain
6.625% 1/1/16	76,000	74,860
8.00% 6/15/20	523,000	533,460
8.75% 7/15/18	80,000	83,400
Jarden 8.00% 5/1/16	375,000	389,063
#JBS USA Finance 144A 11.625% 5/1/14	449,000	510,738
Medco Health Solutions 7.125% 3/15/18	1,295,000	1,458,056
#M-Foods Holdings 144A 9.75% 10/1/13	115,000	120,031
#National Money Mart 144A 10.375% 12/15/16	330,000	339,075
#Novasep Holding 144A 9.75% 12/15/16	485,000	475,300

*Psychiatric Solutions 7.75% 7/15/15	305,000	296,613
#Psychiatric Solutions 144A 7.75% 7/15/15	260,000	246,350
Quest Diagnostics
5.45% 11/1/15	1,688,000	1,827,178
6.40% 7/1/17	380,000	417,616
*RSC Equipment Rental 9.50% 12/1/14	429,000	431,681
*#RSC Equipment Rental III 144A 10.25% 11/15/19	300,000	302,625
Select Medical 7.625% 2/1/15	628,000	612,300
Smithfield Foods 7.75% 5/15/13	485,000	472,875
#Smithfield Foods 144A 10.00% 7/15/14	125,000	136,250
SUPERVALU
7.50% 11/15/14	275,000	279,813
8.00% 5/1/16	315,000	321,300
Tenet Healthcare 7.375% 2/1/13	195,000	196,463
#Tops Markets 144A 10.125% 10/15/15	135,000	139,725
#Tyson Foods 144A 10.50% 3/1/14	240,000	275,400
UnitedHealth Group 6.00% 2/15/18	760,000	786,296
Universal Hospital PIK 8.50% 6/1/15	166,000	164,340
•US Oncology PIK 6.428% 3/15/12	583,000	548,020
Ventas Realty 6.50% 6/1/16	130,000	126,100
Visant Holding 8.75% 12/1/13	171,000	176,558
Yale University 2.90% 10/15/14	1,115,000	1,112,110
*Yankee Acquisition 9.75% 2/15/17	480,000	475,200
		26,696,768
Electric – 2.70%
AES
7.75% 3/1/14	32,000	32,640
8.00% 10/15/17	98,000	101,063
8.00% 6/1/20	907,000	927,408
#AES 144A 8.75% 5/15/13	53,000	54,590
Ameren 8.875% 5/15/14	280,000	314,790
#American Transmission Systems 144A 5.25% 1/15/22	495,000	489,865
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	885,000	963,544
Duquense Light Holdings 5.50% 8/15/15	756,000	716,874
Edison Mission Energy
*7.00% 5/15/17	144,000	114,480
7.20% 5/15/19	245,000	186,813
Elwood Energy 8.159% 7/5/26	315,549	291,740
#Enel Finance International 144A
3.875% 10/7/14	115,000	116,526
5.125% 10/7/19	1,095,000	1,103,863
Energy Future Holdings
5.55% 11/15/14	370,000	264,253
10.875% 11/1/17	205,000	168,613
•FPL Group Capital 6.65% 6/15/67	1,080,000	1,011,242
Illinois Power 9.75% 11/15/18	2,195,000	2,733,685
#Majapahit Holding 144A
7.75% 1/20/20	278,000	292,595
8.00% 8/7/19	428,000	453,680
Midamerican Funding 6.75% 3/1/11	10,000	10,447
*Mirant Americas Generation 8.50% 10/1/21	530,000	506,150
Mirant North America 7.375% 12/31/13	61,000	60,619
NRG Energy
7.25% 2/1/14	325,000	329,875
7.375% 2/1/16	1,002,000	1,005,758
7.375% 1/15/17	35,000	35,175
Orion Power Holdings 12.00% 5/1/10	226,000	232,780
#Pedernales Electric Cooperative 144A 6.202% 11/15/32	620,000	542,055
Pennsylvania Electric 5.20% 4/1/20	1,255,000	1,238,452
•PPL Capital Funding 6.70% 3/30/67	1,555,000	1,346,923
PPL Electric Utilities 7.125% 11/30/13	435,000	497,664
Progress Energy 4.875% 12/1/19	660,000	642,633

Public Service Company of Oklahoma 5.15% 12/1/19	1,210,000	1,203,637
•Puget Sound Energy 6.974% 6/1/67	335,000	295,996
*RRI Energy 7.625% 6/15/14	165,000	164,175
Sempra Energy 6.00% 10/15/39	605,000	599,461
*Texas Competitive Electric Holdings 10.25% 11/1/15	583,000	475,145
TNB Capital 5.25% 5/5/15	333,000	350,061
		19,875,270
Energy – 3.40%
#Adaro Indonesia 144A 7.625% 10/22/19	490,000	486,938
Berry Petroleum 10.25% 6/1/14	270,000	294,975
Chesapeake Energy
6.50% 8/15/17	355,000	349,675
6.625% 1/15/16	231,000	229,845
9.50% 2/15/15	850,000	937,124
CITIC Resources Finance 2007 6.75% 5/15/14	480,000	471,600
Complete Production Service 8.00% 12/15/16	332,000	329,095
Copano Energy 7.75% 6/1/18	235,000	236,763
Denbury Resources
7.50% 4/1/13	65,000	65,650
9.75% 3/1/16	177,000	189,833
Enbridge Energy 9.875% 3/1/19	865,000	1,097,052
Energy Transfer Partners 9.70% 3/15/19	750,000	927,811
Forest Oil 7.25% 6/15/19	265,000	263,013
#Gaz Capital 144A
7.288% 8/16/37	193,000	179,008
*9.25% 4/23/19	482,000	539,840
Geophysique-Veritas 7.75% 5/15/17	284,000	283,290
#Helix Energy Solutions Group 144A 9.50% 1/15/16	582,000	599,460
#Hercules Offshore 144A 10.50% 10/15/17	390,000	413,400
#Hilcorp Energy I 144A
7.75% 11/1/15	161,000	158,585
9.00% 6/1/16	199,000	202,980
#Holly 144A 9.875% 6/15/17	230,000	243,225
*International Coal Group 10.25% 7/15/14	467,000	451,239
*Key Energy Services 8.375% 12/1/14	377,000	379,828
Kinder Morgan Energy Partners
6.85% 2/15/20	40,000	44,453
9.00% 2/1/19	685,000	844,263
Mariner Energy 8.00% 5/15/17	294,000	283,710
MarkWest Energy Partners 8.75% 4/15/18	157,000	162,495
#Midcontinent Express Pipeline 144A 6.70% 9/15/19	890,000	914,450
#Murray Energy 144A 10.25% 10/15/15	200,000	200,000
Nexen 7.50% 7/30/39	1,075,000	1,236,396
Noble Energy 8.25% 3/1/19	760,000	910,767
OPTI Canada
7.875% 12/15/14	110,000	90,750
8.25% 12/15/14	425,000	352,219
Petrobras International Finance 5.75% 1/20/20	650,000	664,487
PetroHawk Energy
7.875% 6/1/15	185,000	187,775
9.125% 7/15/13	357,000	374,850
#PetroHawk Energy 144A 10.50% 8/1/14	110,000	120,725
Petroleum Development 12.00% 2/15/18	185,000	191,706
#Petronas Capital 144A 5.25% 8/12/19	446,000	447,879
Plains All American Pipeline 5.75% 1/15/20	1,696,000	1,700,468
Plains Exploration & Production 8.625% 10/15/19	125,000	129,063
*#Power Sector Assets & Liabilities Management 144A 7.39% 12/2/24	307,000	317,745
Pride International 8.50% 6/15/19	1,020,000	1,183,199
Quicksilver Resources
7.125% 4/1/16	255,000	239,063
11.75% 1/1/16	115,000	131,100
Range Resources 8.00% 5/15/19	305,000	327,875

#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		400,000	419,466
#SandRidge Energy 144A
8.75% 1/15/20		315,000	316,575
9.875% 5/15/16		425,000	449,438
•TransCanada Pipelines 6.35% 5/15/67		705,000	662,425
Weatherford International
4.95% 10/15/13		130,000	135,687
5.95% 6/15/12		605,000	647,856
9.625% 3/1/19		610,000	761,711
Williams 7.50% 1/15/31		130,000	140,618
#Woodside Finance 144A
4.50% 11/10/14		820,000	828,205
5.00% 11/15/13		270,000	276,466
			25,024,114
Finance Companies – 1.74%
Cardtronics
9.25% 8/15/13		117,000	120,949
9.25% 8/15/13		255,000	263,606
#CDP Financial 144A
4.40% 11/25/19		1,260,000	1,209,323
5.60% 11/25/39		880,000	853,147
FTI Consulting 7.625% 6/15/13		197,000	200,694
General Electric Capital
•2.07% 2/2/11	NOK	3,500,000	593,583
@5.125% 1/28/14	SEK	2,500,000	358,341
6.00% 8/7/19	USD	2,200,000	2,287,803
6.75% 3/15/32		80,000	81,801
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	226,000	355,776
#GMAC 144A
6.00% 12/15/11	USD	85,000	84,150
6.625% 5/15/12		403,000	398,970
6.875% 9/15/11		1,021,000	1,015,895
6.875% 8/28/12		521,000	515,790
•Goldman Sachs Capital II 5.793% 12/29/49		1,818,000	1,418,039
*•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		405,000	214,650
International Lease Finance
5.25% 1/10/13		100,000	81,618
5.35% 3/1/12		418,000	363,041
5.55% 9/5/12		475,000	395,761
5.625% 9/20/13		555,000	435,691
5.875% 5/1/13		235,000	186,926
*6.375% 3/25/13		160,000	131,639
6.625% 11/15/13		625,000	503,519
Nuveen Investments 10.50% 11/15/15		785,000	716,313
			12,787,025
Insurance – 1.41%
•Chubb 6.375% 3/29/67		560,000	526,400
#Farmers Insurance Exchange 144A 8.625% 5/1/24		610,000	590,895
FBL Financial Group 5.875% 3/15/17		720,000	531,799
•#MetLife Capital Trust X 144A 9.25% 4/8/38		1,700,000	1,938,000
#NLV Financial 144A 6.50% 3/15/35		385,000	292,200
•#Oil Insurance 144A 7.558% 12/29/49		2,295,000	1,825,074
•PartnerRe Finance II 6.44% 12/1/66		1,148,000	801,236
•#Symetra Financial 144A 8.30% 10/15/37		515,000	396,550
Transatlantic Holdings 5.75% 12/14/15		1,154,000	1,133,063
@=w‡#Twin Reefs Pass Through Trust 144A 1.386% 12/31/49		300,000	0
UnitedHealth Group
5.50% 11/15/12		703,000	751,072
5.80% 3/15/36		297,000	267,029
WellPoint
5.00% 12/15/14		126,000	131,223
6.00% 2/15/14		381,000	413,569
7.00% 2/15/19		695,000	778,638
			10,376,748

Natural Gas – 0.48%
AmeriGas Partners 7.125% 5/20/16	161,000	161,805
Dynergy Holdings 7.75% 6/1/19	574,000	500,815
El Paso
*6.875% 6/15/14	91,000	91,388
7.00% 6/15/17	270,000	269,134
7.25% 6/1/18	18,000	17,874
8.25% 2/15/16	29,000	31,103
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	134,000	138,042
Enterprise Products Operating
5.00% 3/1/15	325,000	334,402
•8.375% 8/1/66	635,000	619,891
9.75% 1/31/14	665,000	794,344
Inergy Finance
6.875% 12/15/14	110,000	109,175
8.25% 3/1/16	126,000	128,520
#Inergy Finance 144A 8.75% 3/1/15	35,000	36,138
Regency Energy Partners 8.375% 12/15/13	108,000	112,320
#Regency Energy Partners 144A 9.375% 6/1/16	215,000	230,050
		3,575,001
Real Estate – 0.39%
Developers Diversified Realty
5.375% 10/15/12	231,000	217,243
9.625% 3/15/16	165,000	172,455
*#Host Hotels & Resorts 144A 9.00% 5/15/17	355,000	385,619
ProLogis 7.375% 10/30/19	960,000	948,578
Regency Centers 5.875% 6/15/17	285,000	264,125
•#USB Realty 144A 6.091% 12/22/49	1,200,000	885,000
		2,873,020
Technology – 0.80%
Broadridge Financial Solutions 6.125% 6/1/17	198,000	192,864
*First Data 9.875% 9/24/15	1,100,000	1,031,250
*Freescale Semiconductor 8.875% 12/15/14	1,940,000	1,789,649
Jabil Circuit 7.75% 7/15/16	225,000	237,375
Sanmina-SCI 8.125% 3/1/16	471,000	472,178
Sungard Data Systems
9.125% 8/15/13	266,000	273,980
10.25% 8/15/15	424,000	453,680
#Unisys 144A 12.75% 10/15/14	225,000	261,000
Xerox
*4.25% 2/15/15	600,000	596,495
8.25% 5/15/14	480,000	551,131
		5,859,602
Transportation – 0.29%
#Ashtead Capital 144A 9.00% 8/15/16	200,000	201,250
Avis Budget Car Rental
7.625% 5/15/14	240,000	229,200
7.75% 5/15/16	250,000	235,000
Delta Air Lines 7.92% 11/18/10	190,000	190,950
Hertz
8.875% 1/1/14	381,000	391,478
*10.50% 1/1/16	127,000	136,208
Kansas City Southern de Mexico 9.375% 5/1/12	715,000	745,387
@Northwest Airlines 10.00% 2/1/10	65,000	494
		2,129,967
Total Corporate Bonds (cost $237,270,792)		251,281,991

Municipal Bonds – 1.09%
California State
7.30% 10/1/39	1,170,000	1,110,880
7.55% 4/1/39	1,405,000	1,385,204

Escondido, California Joint Powers Financing Authority Series B 5.53% 9/1/18 (NATL-RE) (FGIC)	1,830,000	1,751,530
Escondido, California Revenue (Wastewater Capital Projects) Certificates of Participation
Series B 5.75% 9/1/25 (NATL-RE)	465,000	404,978
La Quinta, California Redevelopment Agency Tax Allocation Project #1
5.45% 9/1/13 (AMBAC)	460,000	468,689
6.24% 9/1/23 (AMBAC)	640,000	625,574
Los Angeles, California Community Redevelopment Agency Series D
5.60% 7/1/18 (NATL-RE)	80,000	77,946
6.02% 9/1/21 (NATL-RE)	950,000	862,410
Oregon State Taxable Pension 5.892% 6/1/27	65,000	65,561
•Puerto Rico Sales Tax Financing 5.00% 8/1/39	585,000	613,729
Sacramento County, California Public Finance Authority Revenue
(Housing Tax County Project) Series B 5.18% 12/1/13 (NATL-RE) (FGIC)	80,000	79,616
San Diego, California Redevelopment Agency Tax Allocation Series C 5.81% 9/1/19 (XLCA)	645,000	571,605
Total Municipal Bonds (cost $8,455,918)		8,017,722

Non-Agency Asset-Backed Securities – 2.49%
•#AH Mortgage Advance Trust Series 2009-ADV3 A1 144A 2.186% 10/6/21	610,000	612,318
#Bank of America Auto Trust Series 2009-3A A4 144A 2.67% 12/15/16	1,170,000	1,161,415
•Bank of America Credit Card Trust Series 2008-A5 A5 1.43% 12/16/13	1,245,000	1,250,734
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	715,000	731,055
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	536,381	544,025
Series 2008-1 A3A 3.86% 8/15/12	562,273	573,136
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	550,000	594,374
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	82,065	83,534
Series 2008-A A3 4.94% 4/25/14	650,000	665,233
Centex Home Equity Series 2002-A AF6 5.54% 1/25/32	33,309	31,385
Chase Issuance Trust Series
2005-A7 A7 4.55% 3/15/13	405,000	419,755
2005-A10 A10 4.65% 12/17/12	410,000	422,558
2008-A9 A9 4.26% 5/15/13	270,000	280,701
•Citibank Credit Card Issuance Trust Series 2009-A1 A1 1.98% 3/17/14	455,000	464,551
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	900,000	771,118
Series 2006-3 A5 5.948% 11/25/36	900,000	560,225
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	132,000	133,759
Series 2008-A A4A 4.93% 8/15/14	390,000	403,969
Series 2008-B A3A 4.78% 7/16/12	361,455	367,427
Series 2009-C A3 1.85% 12/16/13	260,000	258,986
•Countrywide Asset-Backed Certificates
Series 2006-11 1AF6 6.15% 9/25/46	1,430,362	760,628
Series 2006-15 A6 5.826% 10/25/46	518,906	314,862
@#Countrywide Asset-Backed NIM Certificates Series 2004-BC1 Note 144A 5.50% 4/25/35	26	0
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	550,000	564,792
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	450,000	483,614
Series 2008-A4 A4 5.65% 12/15/15	620,000	674,032
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	665,000	641,383
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.78% 9/15/14	385,000	385,665
General Electric Capital Credit Card Master Note Trust Series 2009-3 A 2.54% 9/15/14	590,000	590,472
•#Golden Credit Card Trust Series 2008-3 A 144A 1.23% 7/15/17	550,000	543,748
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	137,540	141,161
Series 2009-4 A3 1.00% 2/15/14	200,000	199,248
•HSI Asset Securitization Trust Series 2006-HE1 2A1 0.28% 10/25/36	380,768	246,194
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	84,770	86,269
Series 2008-A A3 4.93% 12/17/12	430,000	448,003
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	416,698	422,072
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.27% 11/15/12	375,000	373,774

•Merrill Auto Trust Securitization Series 2007-1 A4 0.29% 12/15/13	195,000	192,866
Mid-State Trust
Series 2004-1 A 6.005% 8/15/37	38,344	36,055
Series 2005-1 A 5.745% 1/15/40	192,794	181,153
#Series 2006-1 A 144A 5.787% 10/15/40	121,950	121,728
#Securitized Asset-Backed NIM Trust Series 2005-FR4 144A 6.00% 1/25/36	330,313	0
PStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	84,860	67,559
•Vanderbilt Mortgage Finance Series 2001-A A4 7.235% 6/7/28	100,439	101,467
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	400,000	408,612
Total Non-Agency Asset-Backed Securities (cost $19,612,243)		18,315,615

Non-Agency Collateralized Mortgage Obligations – 21.72%
•ARM Trust
Series 2004-5 3A1 4.938% 4/25/35	4,801,753	4,052,320
Series 2005-10 3A11 5.399% 1/25/36	536,438	445,603
Series 2005-10 3A31 5.399% 1/25/36	1,145,000	811,757
Series 2006-2 1A4 5.714% 5/25/36	1,440,000	864,744
#Series 2007-3 2A1 144A 6.72% 11/25/37	6,308,194	3,728,774
Bank of America Alternative Loan Trust
Series 2003-2 B1 5.75% 4/25/33	8,102,147	6,295,658
Series 2003-10 2A1 6.00% 12/25/33	13,895	13,848
Series 2004-2 1A1 6.00% 3/25/34	51,263	49,677
Series 2004-10 1CB1 6.00% 11/25/34	182,436	147,602
Series 2004-11 1CB1 6.00% 12/25/34	1,659	1,326
Series 2005-3 2A1 5.50% 4/25/20	103,206	92,111
Series 2005-5 2CB1 6.00% 6/25/35	268,901	179,912
Series 2005-6 7A1 5.50% 7/25/20	334,472	306,878
Series 2005-9 5A1 5.50% 10/25/20	301,747	276,853
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	885,347	811,615
Series 2006-5 2A10 5.75% 9/25/36	1,150,000	860,898
•Bear Stearns ARM Trust
Series 2007-4 22A1 5.971% 6/25/47	2,682,201	1,951,030
Series 2007-5 3A1 5.92% 8/25/47	2,581,954	1,687,345
Chase Mortgage Finance
Series 2003-S8 A2 5.00% 9/25/18	237,517	238,705
•Series 2005-A1 3A1 5.289% 12/25/35	633,931	515,847
•Chaseflex Trust Series 2006-1 A4 6.30% 6/25/36	420,000	267,432
Citicorp Mortgage Securities
Series 2004-1 1A1 5.25% 1/25/34	399,931	396,677
Series 2004-8 1A1 5.50% 10/25/34	238,497	237,605
Series 2006-4 3A1 5.50% 8/25/21	399,545	382,564
Citigroup Mortgage Loan Trust
Series 2004-NCM2 1CB2 6.75% 8/25/34	176,616	175,871
•Series 2004-UST1 A6 5.072% 8/25/34	227,664	225,926
•Series 2006-AR7 1A4A 5.72% 11/25/36	2,451,639	1,716,175
Countrywide Alternative Loan Trust
Series 2003-21T1 A2 5.25% 12/25/33	463,316	450,642
Series 2004-1T1 A2 5.50% 2/25/34	286,012	281,207
Series 2004-14T2 A6 5.50% 8/25/34	402,541	358,579
Series 2004-J1 1A1 6.00% 2/25/34	11,312	11,075
Series 2004-J2 7A1 6.00% 12/25/33	13,636	12,396
Series 2006-30T1 1A2 6.25% 11/25/36	8,158,333	5,065,815
Series 2007-5CB 1A2 6.00% 4/25/37	10,000,000	6,342,137
Series 2007-9T1 2A2 6.00% 5/25/37	8,467,213	5,146,027
•Series 2007-AL1 A1 0.48% 6/25/37	9,863,616	3,747,643
Series 2008-2R 3A1 6.00% 8/25/37	5,038,793	3,673,595
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.066% 5/25/33	6,556	5,116
Series 2005-29 A1 5.75% 12/25/35	1,488,652	1,189,526
Series 2006-1 A2 6.00% 3/25/36	323,314	248,648
@Series 2006-17 A5 6.00% 12/25/36	142,770	126,797
•Series 2006-HYB1 3A1 5.183% 3/20/36	430,891	256,118
Series 2007-4 1A1 6.00% 5/25/37	5,380,468	4,084,112
•Series 2007-HY1 1A1 5.639% 4/25/37	1,586,185	975,145

Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	8,693	8,570
Series 2004-1 3A1 7.00% 2/25/34	4,238	3,797
Credit Suisse Mortgage Capital Certificates
#Series 2005-1R 2A5 144A 5.75% 12/26/35	6,505,240	4,423,564
Series 2006-9 3A1 6.00% 11/25/36	39,948	32,879
Series 2007-1 5A14 6.00% 2/25/37	1,307,168	971,174
•Series 2007-3 4A6 0.48% 4/25/37	3,966,761	3,180,340
•Series 2007-3 4A12 6.52% 4/25/37	4,123,731	387,578
Series 2007-3 4A15 5.50% 4/25/37	1,151,813	868,981
Series 2007-5 1A11 7.00% 8/25/37	6,465,522	3,981,347
Series 2007-5 3A19 6.00% 8/25/37	1,727,975	1,432,599
Series 2007-5 10A2 6.00% 4/25/29	775,403	642,857
•#Deutsche Mortgage Securities Series 2005-WF1 1A3 144A 5.159% 6/26/35	1,720,000	1,183,056
First Horizon Asset Securities
Series 2004-AR5 4A1 5.665% 10/25/34	44,834	36,424
Series 2005-AR2 2A1 5.12% 6/25/35	533,460	448,505
Series 2007-AR1 1A1 5.831% 5/25/37	1,492,050	1,049,211
Series 2007-AR3 2A2 6.289% 11/25/37	1,151,601	779,705
GMAC Mortgage Loan Trust
•Series 2005-AR2 4A 5.167% 5/25/35	447,251	363,802
Series 2006-J1 A1 5.75% 4/25/36	1,124,655	967,145
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	20,201	19,261
•Series 1999-3 A 8.00% 8/19/29	30,932	31,108
Series 2005-RP1 1A3 8.00% 1/25/35	290,941	268,211
Series 2005-RP1 1A4 8.50% 1/25/35	125,427	115,746
Series 2006-RP1 1A2 7.50% 1/25/36	325,259	284,458
•GSR Mortgage Loan Trust
Series 2006-AR1 3A1 5.342% 1/25/36	290,846	212,775
Series 2007-AR1 2A1 5.933% 3/25/47	2,942,423	1,926,827
Series 2007-AR2 1A1 5.744% 5/25/47	948,441	623,624
Series 2007-AR2 2A1 5.443% 5/25/47	856,546	575,645
•Indymac Index Mortgage Loan Trust
Series 2006-AR1 A1 5.864% 8/25/36	841,635	798,532
Series 2006-AR3 1A1 5.192% 12/25/36	1,850,815	1,110,787
Series 2007-AR1 1A2 5.641% 3/25/37	1,878,897	1,387,949
•JPMorgan Mortgage Trust
Series 2005-A1 4A1 4.772% 2/25/35	92,099	84,641
Series 2005-A4 1A1 5.379% 7/25/35	272,696	237,593
Series 2006-A2 2A4 5.757% 4/25/36	2,025,000	1,513,708
Series 2006-A6 2A4L 5.546% 10/25/36	1,590,000	1,197,433
Series 2006-A7 2A2 5.756% 1/25/37	751,482	556,803
Series 2007-A1 6A1 4.779% 7/25/35	1,915,814	1,697,445
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	203,336	177,462
Series 2007-10 2A2 6.50% 1/25/38	6,575,330	4,740,402
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	9,752	9,566
Series 2003-9 1A1 5.50% 12/25/18	11,165	11,026
Series 2004-3 8A1 7.00% 4/25/34	8,346	7,476
Series 2004-5 6A1 7.00% 6/25/34	113,226	107,087
•MASTR ARM Trust
Series 2003-6 1A2 3.825% 12/25/33	4,426	3,929
Series 2005-6 7A1 5.331% 6/25/35	191,887	147,328
Series 2006-2 4A1 4.981% 2/25/36	58,914	50,936
MASTR Asset Securitization Trust
Series 2003-9 2A7 5.50% 10/25/33	368,110	370,583
Series 2004-4 2A1 5.00% 4/25/34	398,105	395,334

#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	122,684	116,397
Series 2005-2 1A4 8.00% 5/25/35	381,443	359,272
#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	186,146	163,024
Merrill Lynch Mortgage Investors
Series 2005-A5 A2 4.566% 6/25/35	460,000	393,445
Series 2005-A9 2A1C 5.145% 12/25/35	2,435,000	1,384,904
•Morgan Stanley Mortgage Loan Trust Series 2007-15AR 4A1 6.215% 11/25/37	6,657,152	3,984,358
•Opteum Mortgage Acceptance Series 2006-1 2A1 5.75% 4/25/36	5,802,817	4,457,939
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	25,008	25,485
Residential Accredit Loans
Series 2004-QS2 CB 5.75% 2/25/34	97,642	85,834
Series 2006-QS18 3A1 5.75% 12/25/21	1,528,687	1,252,168
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	1,927	1,930
Series 2004-SL4 A3 6.50% 7/25/32	52,248	51,252
Residential Asset Securitization Trust Series 2006-A2 A11 6.00% 1/25/46	8,000,000	5,832,498
Residential Funding Mortgage Securities I
Series 2004-S9 2A1 4.75% 12/25/19	1,524,322	1,378,323
•Series 2007-SA1 2A2 5.596% 2/25/37	1,550,047	1,076,173
•Sequoia Mortgage Trust Series 2007-1 4A1 5.713% 9/20/46	2,528,416	1,948,293
Structured ARM Loan Trust
Series 2005-21 6A3 5.40% 11/25/35	1,065,000	665,045
Series 2005-22 1A4 5.25% 12/25/35	2,120,000	692,555
Series 2006-1 7A4 5.62% 2/25/36	1,305,000	638,839
Series 2006-5 5A4 5.495% 6/25/36	18,451	3,077
Structured Asset Securities
•Series 2002-22H 1A 6.942% 11/25/32	11,035	10,660
Series 2004-12H 1A 6.00% 5/25/34	90,396	81,847
Series 2005-6 4A1 5.00% 5/25/35	388,865	371,792
wWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2
6.00% 3/25/35	96,255	63,438
wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34	170,266	163,295
Series 2004-CB3 4A 6.00% 10/25/19	69,248	68,952
•Series 2005-AR16 1A3 5.078% 12/25/35	1,225,000	925,249
•Series 2005-AR18 1A3A 5.232% 1/25/36	2,200,000	1,643,706
•Series 2006-AR16 1A1 5.561% 12/25/36	1,480,389	1,051,134
•Series 2006-AR18 2A2 5.473% 1/25/37	1,670,000	1,012,631
•Series 2007-HY1 1A1 5.677% 2/25/37	1,054,201	670,811
•Series 2007-HY1 3A3 5.855% 2/25/37	850,000	593,405
•Series 2007-HY2 1A1 5.565% 12/25/36	3,404,766	2,274,247
•Series 2007-HY3 4A1 5.313% 3/25/37	3,206,839	2,552,598
•Series 2007-HY4 1A1 5.45% 4/25/37	2,580,426	1,768,671
•Series 2007-HY7 4A1 5.835% 7/25/37	2,492,420	1,812,645
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34	9,525	9,159
•Series 2004-O A1 4.865% 8/25/34	1,396,765	1,365,209
•Series 2004-T A1 3.242% 9/25/34	72,062	68,975
Series 2005-18 1A1 5.50% 1/25/36	73,368	67,257
•Series 2005-AR13 A1 5.312% 5/25/35	1,689,000	1,446,050
•Series 2005-AR16 4A2 5.002% 10/25/35	2,140,000	1,778,597
•Series 2005-AR16 6A4 5.001% 10/25/35	885,100	335,746
Series 2006-1 A3 5.00% 3/25/21	418,987	395,942
Series 2006-2 3A1 5.75% 3/25/36	382,145	324,465
Series 2006-3 A1 5.50% 3/25/36	684,792	576,833
Series 2006-3 A11 5.50% 3/25/36	1,178,000	997,174
Series 2006-4 1A8 5.75% 4/25/36	28,707	26,284
Series 2006-4 2A3 5.75% 4/25/36	161,656	58,044
Series 2006-6 1A3 5.75% 5/25/36	837,233	798,668
•Series 2006-AR5 2A1 5.541% 4/25/36	207,936	162,064
•Series 2006-AR10 5A1 5.587% 7/25/36	71,511	55,670
•Series 2006-AR10 5A6 5.587% 7/25/36	1,984,327	1,516,377

•Series 2006-AR11 A6 5.496% 8/25/36		2,330,000	1,787,470
•Series 2006-AR17 A1 5.316% 10/25/36		2,050,740	1,522,851
•Series 2006-AR19 A1 5.616% 12/25/36		828,341	666,147
Series 2007-8 2A6 6.00% 7/25/37		220,000	157,000
Series 2007-10 1A18 6.00% 7/25/37		10,452,376	3,891,769
Series 2007-10 1A36 6.00% 7/25/37		4,018,069	3,413,580
Series 2007-13 A7 6.00% 9/25/37		503,484	432,524
Series 2007-13 A9 6.00% 9/25/37		785,578	305,639
Total Non-Agency Collateralized Mortgage Obligations (cost $193,848,806)			159,869,926

Regional Authorities – 0.16%
Canada – 0.16%
Province of Ontario
4.00% 10/7/19		605,000	580,466
4.40% 6/2/19	CAD	542,000	522,289
Quebec Province 4.50% 12/1/19	USD	96,000	92,269
Total Regional Authorities (cost $1,212,781)			1,195,024

«Senior Secured Loans – 1.22%
Allied Security Holdings 6.75% 2/23/15		296,929	298,043
Anchor Glass Term Tranche Loan B 6.75% 6/20/14		350,618	352,079
Aramark
1.995% 1/26/14		8,662	8,216
Term Tranche Loan B 2.155% 1/26/14		131,705	124,936
Bausch & Lomb
Term Tranche Loan B 3.533% 4/11/15		194,867	185,671
Term Tranche Loan DD 3.519% 4/11/15		47,322	45,089
BE Aerospace 5.75% 7/28/14		251,523	253,515
Biomet Term Tranche Loan B 3.281% 3/25/15		83,752	80,565
Calpine 1st Lien 3.165% 3/29/14		251,736	239,175
Charter Communications 2.26% 3/6/14		343,832	322,963
Dana Holding Term Tranche Loan B 7.231% 1/30/15		455,949	437,426
Energy Futures Holdings Term Tranche Loan B2 3.735% 10/10/14		967,153	792,811
Flextronics International Term Tranche Loan B 2.54% 10/1/12		203,443	192,848
Ford Motor 3.287% 12/15/13		2,439,978	2,261,335
Freescale Semiconductor 1.985% 12/1/13		69,459	60,957
Graham Packaging Term Tranche Loan C 6.75% 4/5/14		224,932	226,970
Graphic Packaging International Term Tranche Loan C 3.088% 5/16/14		273,323	266,734
Harrahs 12.375% 12/31/16		215,000	216,881
HCA 2.533% 11/18/13		320,928	307,771
HealthSouth 4.011% 3/14/14		136,476	132,859
Huntsman Term Tranche Loan C 2.484% 6/23/16		65,000	62,183
Intelsat
Term Tranche Loan A3 2.735% 7/3/12		79,310	75,821
Term Tranche Loan BA 2.735% 1/3/14		58,602	55,640
Term Tranche Loan BB 2.735% 1/3/14		58,584	55,623
Term Tranche Loan BC 2.735% 1/3/14		58,584	55,623
Level 3 Communications
Term Tranche Loan A 2.53% 3/13/14		45,000	40,988
Term Tranche Loan B 11.50% 3/13/14		80,000	85,640
Levi Strauss Term Tranche Loan B 2.482% 3/27/14		100,000	91,167
MacDermid Term Tranche Loan B 2.234% 4/12/14		130,156	114,537
Nuveen Investment
Term Tranche Loan B 3.281% 11/13/14		123,046	108,338
2nd Lien 12.50% 7/9/15		75,000	77,738
PQ Term Tranche Loan 6.74% 7/30/15		592,000	513,560
Sungard Data Systems 6.75% 2/28/14		321,291	324,772
Toys R US 4.486% 7/19/12		60,000	58,791
Univision Communications 2.533% 9/29/14		515,000	448,694
Total Senior Secured Loans (cost $7,549,295)			8,975,959

Sovereign Agencies – 0.12%
Norway – 0.07%
Eksportfinans 3.00% 11/17/14		525,000	517,545
			517,545
Republic of Korea – 0.05%
#Korea Expressway 144A 4.50% 3/23/15		350,000	357,433
			357,433
Total Sovereign Agencies (cost $872,694)			874,978

Sovereign Debt – 1.31%
Brazil – 0.37%
Federal Republic of Brazil
*12.50% 1/5/16	BRL	2,313,000	1,506,171
12.50% 1/5/22	BRL	1,840,000	1,198,164
			2,704,335
Colombia – 0.17%
Republic of Colombia 7.375% 9/18/37	USD	1,143,000	1,251,585
			1,251,585
Indonesia – 0.33%
Indonesia Treasury Bond
10.75% 5/15/16	IDR	11,661,000,000	1,332,636
12.80% 6/15/21	IDR	9,000,000,000	1,126,740
			2,459,376
Mexico – 0.31%
Mexican Government 10.00% 11/20/36	MXN	26,247,600	2,289,076
			2,289,076
Poland – 0.09%
Poland Government Bond 5.50% 10/25/19	PLN	1,960,000	646,492
			646,492
Republic of Korea – 0.04%
Government of South Korea 4.25% 12/7/21	EUR	220,000	293,177
			293,177
Total Sovereign Debt (cost $9,012,399)			9,644,041

Supranational Banks – 1.13%
European Investment Bank
9.00% 12/21/18	ZAR	8,200,000	1,061,190
^10.902% 3/30/16	TRY	1,170,000	414,645
11.25% 2/14/13	EUR	1,400,000	830,952
#European Investment Bank 144A 4.00% 5/15/14	NOK	1,010,000	178,179
Inter-American Development Bank 7.25% 5/24/12	NZD	394,000	301,474
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	2,344,000	1,677,185
5.75% 8/20/12	MXN	11,460,000	864,913
5.75% 10/21/19	AUD	1,480,000	1,262,458
8.75% 6/15/12	BRL	1,035,000	583,837
International Finance 5.75% 6/24/14	AUD	1,278,000	1,142,738
Total Supranational Banks (cost $7,924,204)			8,317,571

U.S. Treasury Obligations – 1.49%
U.S. Treasury Bonds 4.50% 8/15/39	USD	1,275,000	1,246,513
U.S. Treasury Inflation Index Notes
*1.625% 1/15/15		3,600,205	3,748,713
¥2.00% 1/15/14		1,766,625	1,870,414
2.375% 1/15/17		1,693,697	1,831,442
U.S. Treasury Notes
*2.125% 11/30/14		2,200,000	2,148,614
3.375% 11/15/19		160,000	153,951
Total U.S. Treasury Obligations (cost $11,135,501)			10,999,647

		Number of
		Shares
Common Stock – 0.07%
†Alliance HealthCare Services		21,173	120,898
Blackstone Group		7,000	91,840
†Delta Air Lines		5	57
†DIRECTV Class A		4,300	143,405

†Flextronics International		7,200	52,632
†GeoEye		1,900	52,972
Merck		80	2,923
†Mirant		121	1,848
*†Mobile Mini		4,903	69,083
=P†PT Holdings		295	3
Total Common Stock (cost $743,259)			535,661

Convertible Preferred Stock – 0.18%
Freeport-McMoRan Copper & Gold exercise price $72.91, expiration date 5/1/10		2,431	280,173
Mylan exercise price $17.08, expiration date 11/15/10		669	761,991
Whiting Petroleum exercise price $43.42, expiration date 12/31/49		1,694	304,344
Total Convertible Preferred Stock (cost $1,234,379)			1,346,508

Preferred Stock – 0.17%
•Bank of America 8.25%		375,000	361,496
*•PNC Funding 8.25%		875,000	892,919
=Port Townsend		59	0
Total Preferred Stock (cost $1,206,489)			1,254,415

Warrant – 0.00%
=†Port Townsend		59	1
Total Warrant (cost $1,416)			1

		Principal
		Amount°
≠Discount Note – 0.34%
Federal Home Loan Bank 0.001% 1/4/10	USD	2,510,000	2,510,000
Total Discount Note (cost $2,510,000)			2,510,000

Total Value of Securities Before Securities Lending Collateral – 95.70%
(cost $709,604,129)			704,540,238

Securities Lending Collateral** – 5.40%
Investment Companies
Mellon GSL DBT II Collateral Fund		28,965,828	28,965,828
BNY Mellon SL DB II Liquidating Fund		10,852,291	10,727,490
@†Mellon GSL Reinvestment Trust II		1,262,112	53,640
Total Securities Lending Collateral (cost $41,080,231)			39,746,958

Total Value of Securities – 101.10%
(cost $750,684,360)			744,287,196	©
Obligation to Return Securities Lending Collateral** – (5.58%)			(41,080,231)
Receivables and Other Assets Net of Liabilities (See Notes) – 4.48%			32,960,827
Net Assets Applicable to 82,078,787 Shares Outstanding – 100.00%			$736,167,792

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesia Rupiah
INR – Indian Rupee
ILS – Israeli Shekel
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar

PLN – Polish Zloty
SGD – Singapore Dollar
SEK – Swedish Krona
TRY – Turkish Lira
TWD – Taiwan Dollar
USD – United States Dollar
ZAR – South African Rand

•Variable rate security. The rate shown is the rate as of December 31, 2009.
◆Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $290,430,378, which represented 39.45% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $3,053,989, which represented 0.41% of the Fund’s net assets. See Note 5 in “Notes.”
ΦStep coupon bond. Coupon decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2009.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $62,695, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2009, the aggregate amount of the restricted security was $67,562 or 0.01% of the Fund’s net assets. See Note 5 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
¥Fully or partially pledged as collateral for financial futures contracts.
†Non income producing security.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
©Includes $43,349,528 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FGIC – Insured by the Financial Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
NATL-RE – Insured by the National Public Finance Guarantee Corporation
NIM – Net Interest Margin
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
XLCA – Insured by XL Capital Assurance
yr – Year

1The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at December 31, 2009:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	70,749	USD	(64,155)	1/8/10	$ (658)
BRL	(1,504,800)	USD	836,000	1/8/10	(25,803)
CAD	1,330,990	USD	(1,242,813)	1/8/10	24,014
CAD	2,281,026	USD	(2,129,909)	1/8/10	41,155
EUR	(204,921)	USD	297,502	1/8/10	4,131
GBP	(226,290)	USD	373,279	1/8/10	7,578
IDR	5,191,256,000	USD	(543,986)	1/8/10	5,916
INR	51,446,400	USD	(1,104,000)	10/20/10	(21,042)
ILS	3,077,893	USD	(816,222)	1/29/10	(4,732)
KRW	5,208,294,850	USD	(4,486,815)	1/8/10	(21,523)
MYR	7,470,727	USD	(2,207,009)	1/8/10	(25,903)
NOK	1,674,057	USD	(294,293)	1/8/10	(5,557)
NOK	14,083,187	USD	(2,478,867)	1/8/10	(49,842)
NZD	(2,810,358)	USD	2,029,079	1/8/10	(8,693)
PLN	(549,370)	USD	184,862	1/8/10	(6,573)
PLN	(1,250,785)	USD	439,736	1/8/10	3,882
SGD	3,084,002	USD	(2,219,824)	1/8/10	(25,169)
TRY	(607,786)	USD	401,084	1/8/10	(4,611)
TWD	70,212,950	USD	(2,176,471)	1/8/10	18,489
ZAR	(8,594,472)	USD	1,122,624	1/6/10	(35,873)
					$(130,814)

Financial Futures Contracts

Contracts	Notional	Notional		Unrealized
Sell	Proceeds	Value	Expiration Date	Appreciation
216 U.S. Treasury 5 yr Notes	$25,202,627	$24,706,688	3/31/10	$495,939

Swap Contracts1
CDS Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
JPMorgan Securities
Donnelley (R.R.) & Son 5 yr CDS	$2,000,000	5.00%	6/20/14	$(377,877)
Penney (J.C.)
5 yr CDS	895,000	1.00%	3/20/15	(222)
5 yr CDS	360,000	1.00%	3/20/15	(612)
	$3,255,000			$(378,711)
Protection Sold:
CitiGroup
MetLife 5 yr CDS	350,000	5.00%	9/20/14	23,821
JPMorgan Securities
Macy’s
5 yr CDS	895,000	1.00%	3/20/15	3,394
5 yr CDS	360,000	1.00%	3/20/15	1,734
UnitedHealth Group
5 yr CDS	480,000	1.00%	12/19/14	9,111
5 yr CDS	75,000	1.00%	12/20/14	1,968
	$2,160,000			40,028
Total				$(338,683)

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust-Optimum Fixed Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$751,585,163
Aggregate unrealized appreciation	40,319,306
Aggregate unrealized depreciation	(47,617,273)
Net unrealized depreciation	$(7,297,967)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $23,299,774 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$376,069,573	$5,781,891	$381,851,464
Common Stock	535,658	-	3	535,661
Corporate Debt	304,344	278,858,142	177,228	279,339,714
Foreign Debt	-	16,074,727	3,956,887	20,031,614
Municipal Bonds	-	8,017,722	-	8,017,722
U.S. Treasury Obligations	10,999,647	-	-	10,999,647
Short-Term	-	2,510,000	-	2,510,000
Securities Lending Collateral	28,965,828	10,727,490	53,640	39,746,958
Other	-	1,254,415	1	1,254,416
Total	$40,805,477	$693,512,069	$9,969,650	$744,287,196

Derivatives	$-	$26,442	$-	$26,442

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-				Securities
	Backed	Corporate	Foreign		Lending
	Securities	Debt	Debt	Other	Collateral	Total
Balance as of 3/31/09	$12,661,308	$135,810	$3,018,153	$4	$126	$15,815,401
Purchases	12,260,575	2,015,750	3,615,887	-	-	17,892,212
Sales	(839,587)	(263,005)	(1,844,488)	-	-	(2,947,080)
Transfers into Level 3	300,108	123,501	-	-	-	423,609
Transfers out of Level 3	(23,008,997)	(1,867,303)	(1,641,193)	-	-	(26,517,493)
Net change in unrealized
appreciation/depreciation	4,136,511	29,474	967,624	-	53,514	5,187,123
Net realized gain (loss)	271,973	3,001	(159,096)	-	-	115,878
Balance as of 12/31/09	$5,781,891	$177,228	$3,956,887	$4	$53,640	$9,969,650

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$869,546	$(9,165)	$375,280	$-	$53,514	$1,289,175

3. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Financial Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made.

The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing fund securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options – During the period ended December 31, 2009, the Fund entered into options contracts in the normal course of pursuing their investment objective. The Fund may write options contracts for any number of reasons, including: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; in an effort to enhance income; to protect the value of fund securities; and as a cash management tool. The Fund may write calls or puts options on securities, financial indices, and foreign currencies. When the Fund buys and option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.

When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund have a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writers of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options during the period ended December 31, 2009 for the Fund were as follows:

Number of contracts		Premiums
Options outstanding at March 31, 2009	7,153	$7,013
Options written	6	9,911
Options expired	(7,153)	(7,013)
Options terminated in closing purchase transactions	(6)	(9,911)
Options outstanding at December 31, 2009	-	$-

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended December 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Fund may sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contract. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. As disclosed in the footnotes to the Schedule of investments, the aggregate fair value of credit default swaps in a net liability position as of December 31, 2009 was $338,683. If a credit event had occurred as of December 31, 2009, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have been required to pay $1,095,000 less the value of the contracts' related reference obligations.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2009 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of		Statement of
	Assets and		Assets and
	Liabilities		Liabilities
	Location	Fair Value	Location	Fair Value
	Liabilities net of		Liabilities net of
	receivables and		receivables and
Foreign exchange contracts (Currency)	other assets	$ 19,283	other assets	$150,097

	Liabilities net of		Liabilities net of
	receivables and		receivables and
Interest rate contracts (Futures)	other assets	495,939	other assets	-

	Liabilities net of		Liabilities net of
	receivables and		receivables and
Credit contracts (Swaps)	other assets	23,821	other assets	362,504

Total		$539,043		$512,601

The effect of derivative instruments on the statement of operations for the period ended December 31, 2009 was as follows:

		Realized Gain
		or Loss on	Change in Unrealized
	Location of Gain or	Derivatives	Appreciation or Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
	Net realized gain on
	foreign currencies and net
	change in unrealized
	appreciation/depreciation
	of foreign currencies
Foreign exchange contracts (Currency)	contracts	$1,472,818	$ (84,049)
	Net realized loss on
	futures contracts and net
	change in unrealized
	appreciation/depreciation
Interest rate contracts (Futures)	of futures contracts	949	314,883
	Net realized gain on
	options contracts and net
	change in unrealized
	appreciation/depreciation
Written options contracts (Options)	of options contracts	11,413	(5,559)
	Net realized gain on swap
	contracts and net change
	in unrealized
	appreciation/depreciation
Credit contracts (Swaps)	of swap contracts	(139,678)	(760,594)

Total		$1,345,502	$(535,319)

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of securities on loan was $43,349,528, for which the Fund received collateral, comprised of non-cash collateral valued at $3,395,611, and cash collateral of $41,080,231. At December 31, 2009, the value of invested collateral was $39,746,958. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Large Cap Growth Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.74%²
Basic Industry/Capital Goods – 9.05%
3M	15,300	$1,264,851
Agnico-Eagle Mines (Canada)	7,800	421,200
Ashland	54,450	2,157,309
±BHP Billiton (Australia)	39,350	1,505,797
*BHP Billiton ADR	90,500	5,778,425
*Cliffs Natural Resources	69,100	3,184,819
Cooper Industries	11,250	479,700
Danaher	68,400	5,143,680
Deere	12,300	665,307
Dow Chemical	272,506	7,529,341
FMC	14,050	783,428
Monsanto	20,700	1,692,225
Mosaic	27,650	1,651,535
†Owens-Illinois	126,500	4,158,055
Potash Corp. of Saskatchewan (Canada)	24,442	2,651,957
*PPG Industries	54,156	3,170,292
Praxair	101,381	8,141,908
Precision Castparts	16,400	1,809,740
Republic Services Class A	26,600	753,046
Rockwell Automation	13,200	620,136
Tyco International (Bermuda)	79,500	2,836,560
United Technologies	40,500	2,811,105
Yamana Gold (Canada)	210,550	2,396,059
		61,606,475
Business Services – 10.24%
Accenture Class A (Bermuda)	44,200	1,834,300
Automatic Data Processing	25,500	1,091,910
Companhia Brasileira de Meios de Pragamento (Brazil)	46,700	411,003
Expeditors International of Washington	32,200	1,118,306
Fidelity National Information Services	31,000	726,640
†Google Class A	43,497	26,967,269
†*Hertz Global Holdings	193,650	2,308,308
*MasterCard Class A	52,675	13,483,746
McGraw-Hill Companies	81,200	2,721,012
United Parcel Service Class B	51,350	2,945,950
*Visa Class A	128,721	11,257,939
†Yahoo	291,429	4,890,179
		69,756,562
Consumer Non-Durables – 8.82%
†Amazon.com	97,698	13,142,334
†*Autozone	13,400	2,118,138
†CarMax	37,900	919,075
Costco Wholesale	22,500	1,331,325
†Dana Holdings	89,900	974,516
*Fastenal	13,400	557,976
†Kohl's	17,500	943,775
Lowe's Companies	163,700	3,828,943
±Nestle (Switzerland)	13,580	658,450
NIKE Class B	116,254	7,680,902
Nordstrom	39,374	1,479,675
†O'Reilly Automotive	15,800	602,296
*PACCAR	27,100	982,917
PepsiCo	85,950	5,225,760
Philip Morris International	56,750	2,734,783
Procter & Gamble	23,352	1,415,832
†Starbucks	75,900	1,750,254
Target	40,350	1,951,730
†TRW Automotive Holdings	98,150	2,343,822
Wal-Mart Stores	176,250	9,420,562
		60,063,065

Consumer Services – 4.81%
†Carnival	11,600	367,604
CBS Class B	205,500	2,887,275
†*DIRECTV Group	50,877	1,696,748
*Disney (Walt)	43,500	1,402,875
†eBay	107,750	2,536,435
†*Las Vegas Sands	187,100	2,795,274
Marriott International Class A	53,880	1,468,230
McDonald's	188,329	11,759,262
†*MGM MIRAGE	13,600	124,032
Regal Entertainment Group Class A	116,600	1,683,704
Western Union	79,300	1,494,805
†±Wynn Macau (Macau)	165,600	203,965
*Wynn Resorts	43,897	2,556,122
*Yum Brands	50,550	1,767,734
		32,744,065
Energy – 8.36%
†Cameron International	27,500	1,149,500
Chesapeake Energy	69,450	1,797,366
Chevron	121,950	9,388,930
EOG Resources	55,017	5,353,154
Exxon Mobil	8,400	572,796
†McDermott International	103,750	2,491,038
Murphy Oil	15,400	834,680
Nexen (Canada)	176,148	4,215,222
†*Patriot Coal	254,450	3,933,797
Petroleo Brasileiro SA ADR	137,397	6,551,089
Petroleo Brasiliero SP ADR	54,500	2,310,255
†Plains Exploration & Production	59,000	1,631,940
Schlumberger	42,400	2,759,816
Smith International	6,500	176,605
Suncor Energy (Canada)	48,100	1,698,411
†Transocean (Switzerland)	135,767	11,241,507
†Weatherford International (Switzerland)	44,600	798,786
		56,904,892
Financials – 12.05%
American Express	127,513	5,166,827
Banco Santander ADR	53,200	741,608
Bank of America	301,850	4,545,861
BlackRock	2,500	580,500
Bosvespa Holding (Brazil)	233,150	1,638,604
CME Group	2,600	873,470
Franklin Resources	13,800	1,453,830
†Genworth Financial	107,000	1,214,450
Goldman Sachs Group	68,381	11,545,448
HSBC Holdings ADR	75,200	4,293,168
†IntercontinentalExchange	11,200	1,257,760
Invesco	143,450	3,369,641
JPMorgan Chase	349,222	14,552,081
Lazard Class A (Bermuda)	17,400	660,678
Morgan Stanley	80,800	2,391,680
Northern Trust	15,900	833,160
PNC Financial Services Group	16,000	844,640
Prudential Financial	56,750	2,823,880
Schwab (Charles)	80,100	1,507,482
State Street	11,560	503,322
Sun Life Financial (Canada)	30,700	883,905
†TD Ameritrade Holding	49,300	955,434
TFS Financial	61,250	743,575
Travelers Companies	115,550	5,761,323
U.S. Bancorp	220,463	4,962,622
*Wells Fargo	295,645	7,979,459
		82,084,408
Health Care – 11.93%
Abbott Laboratories	245,421	13,250,279
Allergan	55,050	3,468,701
†Amgen	57,050	3,227,319
†Auxilium Pharmaceuticals	42,200	1,265,156

Baxter International	50,050	2,936,934
†Celgene	81,750	4,551,840
Covidien (Bermuda)	80,475	3,853,948
†Express Scripts	39,500	3,414,775
†Gilead Sciences	229,509	9,933,149
†*Human Genome Sciences	62,600	1,915,560
†*Illumina	9,000	275,850
†*Insulet	69,000	985,320
†*Intuitive Surgical	5,700	1,728,924
†*Inverness Medical Innovations	80,200	3,329,102
Johnson & Johnson	71,142	4,582,256
†Life Technologies	28,850	1,506,836
McKesson	24,400	1,525,000
†Medco Health Solutions	94,700	6,052,276
Merck	130,839	4,780,857
Pfizer	218,584	3,976,043
Stryker	20,800	1,047,696
Teva Pharmaceutical Industries ADR	20,000	1,123,600
†Vertex Pharmaceuticals	14,300	612,755
†WellPoint	31,950	1,862,366
		81,206,542
Technology – 27.57%
†Activision Blizzard	210,800	2,341,988
†Adobe Systems	143,422	5,275,061
†American Tower Class A	147,164	6,358,956
†Apple	156,659	33,033,116
†Autodesk	31,600	802,956
†*Baidu.com ADR	16,904	6,951,432
†*BE Aerospace	99,900	2,347,650
†Broadcom Class A	28,200	886,890
†Brocade Communications Systems	364,800	2,783,424
†Cisco Systems	245,500	5,877,270
Corning	70,850	1,368,114
†Crown Castle International	101,500	3,962,560
†*Dolby Laboratories Class A	28,700	1,369,851
†EMC	198,600	3,469,542
†*Expedia	238,303	6,126,770
General Dynamics	140,234	9,559,752
†*GSI Commerce	106,550	2,705,305
Hewlett-Packard	94,200	4,852,242
†IAC/Interactive	53,250	1,090,560
Intel	558,350	11,390,339
International Business Machines	82,664	10,820,718
†*Juniper Networks	60,600	1,616,202
†Lam Research	62,400	2,446,704
†*Leap Wireless International	14,700	257,985
Lockheed Martin	20,450	1,540,908
†Marvell Technology Group (Bermuda)	310,350	6,439,763
†McAfee	31,100	1,261,727
†*MetroPCS Communications	39,900	304,437
†Micron Technology	150,600	1,590,336
Microsoft	327,650	9,990,049
†Nice Systems ADR	21,350	662,704
†*ON Semiconductor	503,900	4,439,359
†*priceline.com	10,976	2,398,256
QUALCOMM	309,757	14,329,358
†*salesforce.com	12,900	951,633
±Samsung Electronics (Republic of Korea)	649	444,428
Seagate Technology	233,050	4,239,180
†*Sina (China) (Hong Kong Exchange)	61,000	2,755,980
†*Skyworks Solutions	418,600	5,939,934
*±Tencent Holdings (China) (Hong Kong Exchange)	101,300	2,190,803
±Toshiba (Japan)	95,000	527,485
		187,701,727
Transportation – 1.91%
CSX	30,450	1,476,521
FedEx	16,250	1,356,063
Norfolk Southern	50,086	2,625,508
Union Pacific	118,284	7,558,347
		13,016,439
Total Common Stock (cost $550,102,031)		645,084,175

Convertible Preferred Stock – 0.27%
Citigroup 7.50% exercise price $3.94, expiration date 12/15/12	17,600	1,836,384
Total Convertible Preferred Stock (cost $1,760,000)		1,836,384

Preferred Stock – 1.04%
Bank of America 10.00%	406,800	6,069,456
Wells Fargo 8.00%	38,550	990,735
Total Preferred Stock (cost $6,843,030)		7,060,191

Limited Partnership – 0.21%
Magellan Midstream Partners	33,057	1,432,360
Total Limited Partnership (cost $1,029,621)		1,432,360

	Principal
	Amount (U.S. $)
≠Discount Note – 0.25%
Federal Home Loan Bank 0.001% 1/4/10	$1,733,000	1,733,000
Total Discount Note (cost $1,733,000)		1,733,000

Total Value of Securities Before Securities Lending Collateral – 96.51%
(cost $561,467,682)		657,146,110

	Number of
	Shares
Securities Lending Collateral** – 6.79%
Investment Companies**
Mellon GSL DBT II Collateral Fund	31,803,625	31,803,625
BNY Mellon SL DB II Liquidating Fund	14,561,619	14,394,161
†@Mellon GSL Reinvestment Trust II	1,053,295	44,765
Total Securities Lending Collateral (cost $47,418,539)		46,242,551

Total Value of Securities – 103.30%
(cost $608,886,221)		703,388,661	©
Obligation to Return Securities Lending Collateral** – (6.96%)		(47,418,539)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.66%		24,943,983
Net Assets Applicable to 66,350,686 Shares Outstanding – 100.00%		$680,914,105

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $5,530,928, which represented 0.81% of the Fund’s net assets. See Note 1 in "Notes."
*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $44,765, which represented 0.01% of the Fund’s net assets. See Note 5 in "Notes."
**See Note 4 in "Notes."
©Includes $46,110,035 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust – Optimum Large Cap Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. Investment companies are valued at the net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$638,735,288
Aggregate unrealized appreciation	81,426,122
Aggregate unrealized depreciation	(16,772,749)
Net unrealized appreciation	$64,653,373

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $77,826,014 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$640,985,607	$5,530,928	$-	$646,516,535
Corporate Debt	-	1,836,384	-	1,836,384
Short-Term	-	1,733,000	-	1,733,000
Securities Lending Collateral	31,803,625	14,394,161	44,765	46,242,551
Other	-	7,060,191	-	7,060,191
Total	$672,789,232	$30,554,664	$44,765	$703,388,661

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$105
Net change in unrealized
appreciation/depreciation	44,660
Balance as of 12/31/09	$44,765

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$44,660

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2009.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $46,110,035, for which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2009, the value of invested collateral was $46,242,551. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Large Cap Value Fund

December 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.68%
Consumer Discretionary – 10.08%
Advance Auto Parts	38,430	$1,555,646
†Apollo Group Class A	8,800	533,104
Comcast Class A	307,700	5,187,822
Disney (Walt)	139,670	4,504,358
Gap	315,300	6,605,535
Hasbro	35,680	1,143,901
Home Depot	264,830	7,661,531
Johnson Controls	33,910	923,708
*Lennar Class A	314,412	4,015,041
Mattel	317,900	6,351,642
NIKE Class B	65,010	4,295,211
Omnicom Group	95,900	3,754,485
†*Pulte Homes	117,250	1,172,500
Regal Entertainment Group Class A	413,500	5,970,940
Sherwin-Williams	46,420	2,861,793
Staples	51,030	1,254,828
Time Warner	65,800	1,917,412
Wal-Mart Stores	37,200	1,988,340
		61,697,797
Consumer Staples – 10.76%
Altria Group	32,400	636,012
Campbell Soup	17,730	599,274
CVS Caremark	239,741	7,722,058
±Diageo (United Kingdom)	244,366	4,265,750
General Mills	25,140	1,780,163
*Kellogg	76,260	4,057,032
Kimberly-Clark	156,010	9,939,397
Kraft Foods Class A	285,350	7,755,813
Kroger	74,200	1,523,326
Lorillard	5,970	478,973
±Nestle (Switzerland)	116,143	5,631,398
PepsiCo	49,500	3,009,600
Philip Morris International	183,710	8,852,985
Procter & Gamble	53,476	3,242,222
Sara Lee	412,700	5,026,686
Smucker (J.M.)	22,200	1,370,850
		65,891,539
Energy – 12.65%
Anadarko Petroleum	54,800	3,420,616
Apache	46,450	4,792,247
*Baker Hughes	121,700	4,926,416
BP ADR	50,300	2,915,891
Chevron	193,362	14,886,940
ConocoPhillips	27,920	1,425,874
Devon Energy	126,900	9,327,150
Ensco International (United Kingdom)	74,500	2,975,530
EOG Resources	28,250	2,748,725
Exxon Mobil	89,940	6,133,009
Hess	66,790	4,040,795
Marathon Oil	166,100	5,185,642
National Oilwell Varco	50,790	2,239,331
Occidental Petroleum	27,160	2,209,466
Total ADR	111,940	7,168,638
Valero Energy	181,800	3,045,150
		77,441,420
Financials – 17.24%
Allstate	180,920	5,434,837
American Express	85,000	3,444,200

Ameriprise Financial	87,610	3,401,020
Annaly Mortgage Management	181,900	3,155,965
Aon	62,610	2,400,467
Bank of America	201,270	3,002,948
Bank of New York Mellon	307,896	8,611,851
Blackstone Group	201,150	2,639,088
Chubb	39,670	1,950,971
Goldman Sachs Group	45,440	7,672,090
JPMorgan Chase	455,277	18,971,393
†MBIA	310,700	1,236,586
MetLife	211,980	7,493,493
Morgan Stanley	110,600	3,273,760
New York Community Bancorp	285,900	4,148,409
Northern Trust	22,210	1,163,804
PNC Financial Services Group	46,270	2,442,593
Prudential Financial	34,490	1,716,222
Regions Financial	158,850	840,317
State Street	96,160	4,186,806
Travelers Companies	255,323	12,730,405
Wells Fargo	209,930	5,666,011
		105,583,236
Health Care – 10.82%
Abbott Laboratories	103,070	5,564,749
Becton, Dickinson	36,990	2,917,031
†Boston Scientific	400,100	3,600,900
Bristol-Myers Squibb	241,000	6,085,250
†±GlaxoSmithKline (United Kingdom)	70,600	1,498,017
Johnson & Johnson	101,130	6,513,784
Medtronic	98,390	4,327,192
Merck	121,160	4,427,186
Pfizer	817,535	14,870,963
±Roche Holding (Switzerland)	6,730	1,149,805
†St. Jude Medical	40,040	1,472,671
†Tenet Healthcare	485,530	2,617,007
†Thermo Fisher Scientific	70,120	3,344,023
†Waters	22,840	1,415,166
†*Watson Pharmaceuticals	163,700	6,484,157
		66,287,901
Industrials – 12.46%
3M	39,200	3,240,664
Alcoa	290,000	4,674,800
Avery Dennison	149,500	5,455,255
Black & Decker	17,300	1,121,559
Canadian National Railway	15,840	861,062
CSX	33,700	1,634,113
Danaher	20,290	1,525,808
Eaton	32,790	2,086,100
General Electric	307,600	4,653,988
*Grainger (W.W.)	9,250	895,678
Honeywell International	123,400	4,837,280
Lockheed Martin	171,860	12,949,650
Northrop Grumman	133,100	7,433,635
Tyco Electronics	314,100	7,711,155
Tyco International	195,100	6,961,168
United Technologies	89,970	6,244,818
*Waste Management	118,900	4,020,009
		76,306,742
Information Technology – 9.68%
Accenture Class A	156,980	6,514,670
Analog Devices	65,000	2,052,700
Block (H&R)	140,800	3,184,896
CA	142,800	3,207,288
†Dell	222,500	3,195,100
Dun & Bradstreet	12,980	1,095,123
Hewlett-Packard	81,820	4,214,548
Intel	517,000	10,546,800
International Business Machines	117,080	15,325,771
†Motorola	567,600	4,404,576
Oracle	179,490	4,404,685
Western Union	60,940	1,148,719
		59,294,876

Materials – 5.84%
Air Products & Chemicals	30,810	2,497,459
duPont (E.I.) deNemours	260,100	8,757,567
MeadWestvaco	202,300	5,791,849
*Packaging Corp. of America	359,300	8,267,493
PPG Industries	68,080	3,985,403
*United States Steel	117,350	6,468,332
		35,768,103
Telecommunications – 5.60%
†AOL	1	19
AT&T	662,800	18,578,284
*Qwest Communications International	1,615,100	6,799,571
±Vodafone Group (United Kingdom)	1,917,217	4,437,699
Windstream	408,200	4,486,118
		34,301,691
Utilities – 3.55%
American Electric Power	161,530	5,619,630
Dominion Resources	115,546	4,497,050
Entergy	23,710	1,940,426
FPL Group	32,870	1,736,193
PG&E	65,840	2,939,756
PPL	69,670	2,251,038
Public Service Enterprise Group	82,240	2,734,480
		21,718,573
Total Common Stock (cost $602,900,465)		604,291,878

	Principal
	Amount (U.S. $)
≠Discount Note – 0.10%
Federal Home Loan Bank 0.001% 1/4/10	$632,000	632,000
Total Discount Note (cost $632,000)		632,000

Total Value of Securities Before Securities Lending Collateral – 98.78%
(cost $603,532,465)		604,923,878

	Number of
	Shares
Securities Lending Collateral** – 3.19%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,370,325	9,370,325
BNY Mellon SL DB II Liquidating Fund	10,261,857	10,143,846
†@Mellon GSL Reinvestment Trust II	1,049,762	44,615
Total Securities Lending Collateral (cost $20,681,944)		19,558,786

Total Value of Securities – 101.97%
(cost $624,214,409)		624,482,664	©
Obligation to Return Securities Lending Collateral** – (3.38%)		(20,681,944)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.41%		8,614,722
Net Assets Applicable to 65,583,275 Shares Outstanding – 100.00%		$612,415,442

*Fully or partially on loan.
†Non income producing security.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $16,982,669, which represented 2.77% of the Fund’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $44,615, which represented 0.01% of the Fund's net assets. See Note 5 in “Notes.”
©Includes $19,941,000 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust - Optimum Large Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$639,375,467
Aggregate unrealized appreciation	47,432,756
Aggregate unrealized depreciation	(62,325,559)
Net unrealized depreciation	$(14,892,803)

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $55,991,912 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$584,306,260	$16,982,670	$-	$601,288,930
Short-Term	-	632,000	-	632,000
Securities Lending Collateral	9,370,325	10,143,846	44,615	19,558,786
Other	-	3,002,948	-	3,002,948
Total	$593,676,585	$30,761,464	$44,615	$624,482,664

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$105
Net change in unrealized
appreciation/depreciation	44,510
Balance as of 12/31/09	$44,615

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$44,510

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. There were no foreign currency exchange contracts outstanding at December 31, 2009.

4. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At December 31, 2009, the value of the securities on loan was $19,941,000, for which cash collateral was received and invested in accordance with the lending agreement. At December 31, 2009, the value of invested collateral was $19,558,786. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

7. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Value Fund

December 31, 2009

	Number of
	Shares	Value
Common Stock – 92.99%
Basic Industry – 14.75%
*AAON	27,950	$544,746
Airgas	23,800	1,132,880
Albany International	117,400	2,636,804
Albemarle	34,000	1,236,580
Allegheny Technologies	16,400	734,228
AMETEK	23,500	898,640
Aptargroup	30,300	1,082,922
Ashland	24,000	950,880
Brady Class A	28,800	864,288
Carlisle	21,300	729,738
Cliffs Natural Resources	15,300	705,177
Crane	44,800	1,371,776
Cytec Industries	27,800	1,012,476
Dover	11,500	478,515
*Eastman Chemical	33,800	2,036,112
Ferro	189,600	1,562,304
FMC	24,600	1,371,696
†Griffon	84,100	1,027,702
Kaiser Aluminum	18,500	769,970
†KapStone Paper & Packaging	109,800	1,081,530
Quanex Building Products	26,000	441,220
†Solutia	23,000	292,100
Sonoco Products	54,400	1,591,200
*†Trex	36,800	721,280
		25,274,764
Business Services – 6.55%
†Brink's Home Security Holdings	35,300	1,152,192
Courier	58,718	836,732
Deluxe	22,000	325,380
Donnelley (R.R.) & Sons	74,800	1,665,795
Dun & Bradstreet	12,300	1,037,751
Ennis	76,890	1,290,983
*Factset Research Systems	8,900	586,243
Manpower	6,300	343,854
†MPS Group	81,700	1,122,558
Total System Services	70,500	1,217,535
†WESCO International	60,800	1,642,208
		11,221,231
Capital Spending – 9.73%
*Acuity Brands	39,500	1,407,780
†Advanced Energy Industries	102,325	1,543,061
*†AGCO	42,700	1,380,918
American Ecology	66,944	1,140,726
Gardner Denver	17,300	736,115
Gorman-Rupp	18,500	511,340
Graham	68,689	1,421,862
*Granite Construction	37,700	1,268,982
Hubbell Class B	21,300	1,007,490
IDEX	26,700	831,705
Kennametal	80,100	2,076,192

Tennant	32,900	861,651
Tyco International	26,700	952,656
†URS	26,800	1,193,136
†Wabash National	176,830	334,209
		16,667,823
Consumer Cyclical – 8.55%
Alberto-Culver	44,100	1,291,689
*Barnes Group	110,000	1,859,000
*BorgWarner	35,600	1,182,632
*Ethan Allen Interiors	173,700	2,331,054
†Exide Technologies	211,890	1,506,538
Hooker Furniture	86,752	1,073,122
Knoll	115,000	1,187,950
*Leggett & Platt	27,000	550,800
†Navistar International	34,000	1,314,100
*Stanley Works	34,200	1,761,642
Tupperware Brands	12,600	586,782
		14,645,309
Consumer Services – 5.56%
*†BJ's Wholesale Club	36,300	1,187,373
†Collective Brands	107,800	2,454,606
*†Dress Barn	40,860	943,866
Foot Locker	130,600	1,454,884
*†Genesco	34,500	947,370
Ingles Markets Class A	63,607	962,374
*†RSC Holdings	36,000	253,440
†Rush Enterprises Class A	52,800	627,792
*Sturm Ruger	71,792	696,382
		9,528,087
Consumer Staples – 2.78%
*†Chiquita Brands International	77,873	1,404,829
Dr Pepper Snapple Group	39,000	1,103,700
Molson Coors Brewing Class B	20,800	939,328
Smucker (J.M.)	21,200	1,309,100
		4,756,957
Energy – 5.05%
Cabot Oil & Gas	28,800	1,255,392
Frontier Oil	12,500	150,500
Gulf Island Fabrication	53,260	1,120,058
Laclede Group	32,198	1,087,326
†Newpark Resources	332,850	1,407,956
†Plains Exploration & Production	40,600	1,122,996
Southern Union	110,500	2,508,349
		8,652,577
Financial Services – 11.12%
American Equity Investment Life Holding	197,120	1,466,572
AXIS Capital Holdings	37,000	1,051,170
Commerce Bancshares	32,655	1,264,402
Dime Community Bancshares	118,750	1,391,750
Eaton Vance	39,600	1,204,236
Everest Re Group	12,500	1,071,000
†FPIC Insurance Group	32,915	1,271,177
HCC Insurance Holdings	40,400	1,129,988
Horace Mann Educators	101,950	1,274,375
Hudson City Bancorp	86,900	1,193,137
Lazard Class A	32,700	1,241,619
Old National Bancorp	63,650	791,170
People's United Financial	73,700	1,230,790
Safety Insurance Group	17,500	634,025
*Suffolk Bancorp	46,645	1,385,357
Transatlantic Holdings	11,200	583,632
Willis Group Holdings	33,300	878,454
		19,062,854

Health Care – 6.57%
*†Cephalon	10,800	674,028
†Charles River Laboratories International	10,700	360,483
†Conmed	28,700	654,360
*DENTSPLY International	32,600	1,146,542
*†Laboratory Corp. of America Holdings	17,500	1,309,700
†LifePoint Hospitals	36,720	1,193,767
Mead Johnson Nutrition Class A	26,500	1,158,050
*†Natus Medical	18,100	267,699
Pharmaceutical Product Development	29,900	700,856
†RehabCare Group	47,613	1,448,864
†Talecris Biotherapeutics Holdings	57,000	1,269,390
Universal Health Services Class B	35,000	1,067,500
		11,251,239
Real Estate – 0.73%
Equity Lifestyle Properties	13,100	661,157
Healthcare Realty Trust	27,400	588,004
		1,249,161
Technology – 18.25%
†3Com	254,850	1,911,375
*†Alliant Techsystems	13,300	1,173,991
Altera	27,600	624,588
Amphenol Class A	15,100	697,318
†CACI International Class A	24,700	1,206,595
†Checkpoint Systems	96,600	1,473,150
†Ciber	59,725	206,051
Cohu	84,748	1,182,235
†CommScope	45,900	1,217,727
Diebold	24,600	699,870
Ducommun	56,970	1,065,909
†Esterline Technologies	38,000	1,549,260
†Fairchild Semiconductor International	91,800	917,082
Fair Isaac	40,050	853,466
†Flextronics International	405,599	2,964,929
*Gentex	68,900	1,229,865
Harris	25,600	1,217,280
†Intermec	41,800	537,548
†LeCroy	50,000	182,500
†McAfee	30,600	1,241,442
Methode Electronics	112,108	973,097
†Plexus	10,000	285,000
†Rudolph Technologies	160,292	1,077,162
†Stratasys	31,800	549,504
*†Sybase	28,300	1,228,220
†Teradyne	72,600	778,998
†Thermo Fisher Scientific	35,800	1,707,302
*†VASCO Data Security International	178,478	1,119,057
†Vishay Intertechnology	168,700	1,408,645
		31,279,166
Transportation – 1.43%
*Alexander & Baldwin	35,500	1,215,165
SkyWest	72,860	1,232,791
		2,447,956
Utilities – 1.92%
DPL	45,400	1,253,040
DTE Energy	16,600	723,594
Wisconsin Energy	26,400	1,315,512
		3,292,146
Total Common Stock (cost $133,671,433)		159,329,270

	Principal
	Amount
≠Discount Note – 0.52%
Federal Home Loan Bank 0.001% 1/4/10	$897,000	897,000
Total Discount Note (cost $897,000)		897,000

Total Value of Securities Before Securities Lending Collateral – 93.51%
(cost $134,568,433)		160,226,270

	Number of
	Shares
Securities Lending Collateral** – 7.43%
Investment Companies
Mellon GSL DBT II Collateral Fund	9,169,909	9,169,909
BNY Mellon SL DB II Liquidating Fund	3,593,610	3,552,283
@†Mellon GSL Reinvestment Trust II	263,528	11,200
Total Securities Lending Collateral (cost $13,027,047)		12,733,392

Total Value of Securities – 100.94%
(cost $147,595,480)		172,959,662	©
Obligation to Return Securities Lending Collateral** – (7.60%)		(13,027,047)
Receivables and Other Assets Net of Liabilities (See Notes) – 6.66%		11,420,018
Net Assets Applicable to 18,335,087 Shares Outstanding – 100.00%		$171,352,633

*Fully or partially on loan.
†Non income producing security.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $11,200, which represented 0.01% of the Fund’s net assets.
See Note 4 in “Notes.”
©Includes $12,645,510 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 – March 31, 2009), and has concluded that no position for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$149,557,519
Aggregate unrealized appreciation	28,062,240
Aggregate unrealized depreciation	(4,660,097)
Net unrealized appreciation	$23,402,143

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $4,705,463 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$159,329,270	$-	$-	$159,329,270
Short-Term	-	897,000	-	897,000
Securities Lending Collateral	9,169,909	3,552,283	11,200	12,733,392
Total	$168,499,179	$4,449,283	$11,200	$172,959,662

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$26
Net change in unrealized
appreciation/depreciation	11,174
Balance as of 12/31/09	$11,200

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$11,174

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower.

At December 31, 2009, the value of securities on loan was $12,645,510, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $12,733,392. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral”.

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be illiquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of December 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Optimum Small-Mid Cap Growth Fund

December 31, 2009

	Number of
	Shares	Value
Common Stock – 98.58%²
Basic Industry/Capital Goods - 11.52%
*Acuity Brands	28,500	$1,015,740
Albany International	10,000	224,600
Albemarle	10,600	385,522
*AMETEK	41,200	1,575,488
*Cliffs Natural Resources	11,300	520,817
Donaldson	48,900	2,080,206
†Drew Industries	19,600	404,740
*Eagle Materials	16,530	430,607
†GrafTech International	35,000	544,250
Greif Class A	11,200	604,576
±†Hansen Transmissions International	362,524	632,920
Herman Miller	53,300	851,734
±Huabao International Holdings	458,740	493,269
*†Intrepid Potash	27,300	796,341
*Kaydon	13,300	475,608
Koppers Holdings	9,800	298,312
Lennox International	21,650	845,216
†Mettler-Toledo International	25,500	2,677,245
Mine Safety Appliances	7,100	188,363
†Moog Class A	19,600	572,908
*Nordson	47,000	2,875,460
Oshkosh	26,500	981,295
Pentair	10,000	323,000
†Polymet Mining	40,000	122,400
†Quanta Services	38,300	798,172
*Regal-Beloit	32,970	1,712,462
Scotts Miracle-Grow Class A	21,920	861,675
Silgan Holdings	18,500	1,070,780
*Toro	11,500	480,815
*†Trex	14,670	287,532
		25,132,053
Business Services – 4.65%
*†Concur Technologies	43,900	1,876,725
†Corrections Corp. of America	68,970	1,693,214
†ExlService Holdings	26,800	486,688
Global Payments	21,000	1,131,060
†Hackett Group	30,500	84,790
*†Hertz Global Holdings	56,500	673,480
McGrath RentCorp	12,000	268,320
†Parexel International	68,140	960,774
†SkillSoft ADR	64,800	679,104
*†Team Health Holdings	56,300	789,326
†VistaPrint	26,600	1,507,156
		10,150,637
Consumer Durables – 2.80%
†Cavco Industries	41,600	1,494,272
*Jarden	69,660	2,153,191
*†Lumber Liquidators	13,440	360,192
*Thor Industries	30,600	960,840
Tupperware Brands	24,630	1,147,019
		6,115,514
Consumer Non-Durables – 9.81%
*Abercrombie & Fitch Class A	36,500	1,272,025
*Advance Auto Parts	31,690	1,282,811
*†AnnTaylor Stores	17,000	231,880
†Beacon Roofing Supply	67,410	1,078,560
†Carter's	54,090	1,419,863
†Central European Distribution	22,710	645,191
†Charming Shoppes	42,000	271,740
†Chico's FAS	58,500	821,925
*Coach	24,500	894,985
†Dick's Sporting Goods	30,130	749,333
*†Green Mountain Coffee Roasters	19,640	1,600,071
†Gymboree	4,000	173,960
*†Hanesbrands	89,670	2,161,944
*†J Crew Group	22,500	1,006,650
*†Lululemon Athletica	28,000	842,800
†OfficeMax	39,800	505,062
*Pool	74,500	1,421,460

*†Rue21	1,600	44,944
†Rush Enterprises Class A	90,090	1,071,170
*†Saks	59,000	387,040
*†Talbots	46,000	409,860
*†True Religion Apparel	24,500	453,005
*†Urban Outfitters	33,500	1,172,165
†Warnaco Group	35,270	1,488,041
		21,406,485
Consumer Services – 9.24%
*†Avis Budget Group	31,300	410,656
*†Bally Technologies	49,860	2,058,718
†Brink's Home Security Holdings	29,580	965,491
†Cheesecake Factory	28,500	615,315
*Diamond Foods	10,800	383,832
†DreamWorks Animation Class A	33,700	1,346,315
†Entravision Communications	50,000	170,000
*†Gaylord Entertainment	60,500	1,194,875
*†ITT Educational Services	10,500	1,007,580
*Knoll	116,960	1,208,197
*†Life Time Fitness	54,060	1,347,716
Localiza Rent A Car	74,910	830,328
*†Medifast	23,870	729,945
±Navitas	100,400	369,467
*NutriSystem	50,748	1,581,815
Owens & Minor	27,010	1,159,539
*†P.F. Chang's China Bistro	4,500	170,595
*†Pinnacle Entertainment	74,500	669,010
†Salem Communications Class A	33,000	197,670
*†Tempur-Pedic International	36,760	868,639
†TiVo	64,600	657,628
*†Vail Resorts	13,500	510,300
†WMS Industries	19,300	772,000
Wyndham Worldwide	46,050	928,829
		20,154,460
Energy – 5.28%
†Atwood Oceanics	65,000	2,330,250
*†Carrizo Oil & Gas	59,200	1,568,208
†Complete Production Services	42,500	552,500
Core Laboratories	8,500	1,004,020
†Dresser-Rand Group	11,300	357,193
†FMC Technologies	36,000	2,082,240
±†Karoon Gas Australia	38,114	359,472
*Massey Energy	25,660	1,077,977
†Oceaneering International	12,000	702,240
*†Quicksilver Resources	31,200	468,312
St. Mary Land & Exploration	27,550	943,312
†Tesco	6,700	86,497
		11,532,221
Financials – 6.55%
*Aaron's	15,000	415,950
Allied World Assurance Holdings	15,830	729,288
*†AmeriCredit	24,900	474,096
Associated Banccorp	13,000	143,130
Assured Guaranty	33,400	726,784
Berkshire Hills Bancorp	25,500	527,340
First Busey	55,000	213,950
*GATX	42,700	1,227,625
GFI Group	14,320	65,442
†Guaranty Bancorp	63,000	83,160
†H&E Equipment Services	74,500	781,505
K-Fed Bancorp	72,000	632,880
Lakeland Financial	16,900	291,525
MB Financial	55,000	1,084,600
†MF Global	96,200	668,590
†Signature Bank	20,487	653,535
†Stifel Financial	13,945	826,102
†SVB Financial Group	24,300	1,013,067
TCF Financial	38,300	521,646
Tower Group	15,000	351,150
Trico Bancshares	22,000	366,300
Valley National Bancorp	96,275	1,360,366
ViewPoint Financial Group	50,500	727,705
Wilmington Trust	15,300	188,802
*†World Acceptance	6,000	214,980
		14,289,518
Health Care – 14.12%
†Acorda Therapeutics	15,000	378,300
†Affymax	22,200	549,228
†Alexion Pharmaceuticals	23,500	1,147,270

*†Alkermes	57,820	544,086
†Allos Therapeutics	42,000	275,940
*†Allscripts-Misys Healthcare Solutions	45,940	929,366
*†Almost Family	17,860	706,006
*†AMAG Pharmaceuticals	6,000	228,180
†American Medical System Holdings	26,900	518,901
*†Auxilium Pharmaceuticals	40,500	1,214,190
*†BioMarin Pharmaceutical	16,600	312,246
*†Cephalon	3,500	218,435
*†Cepheid	10,000	124,800
†Coventry Health Care	32,800	796,712
†Cubist Pharmaceuticals	29,380	557,339
†Fleury	92,000	970,671
†Gen-Probe	3,200	137,280
†Health Net	85,960	2,002,008
†HealthSouth	61,720	1,158,484
Herbalife	28,140	1,141,640
*†Human Genome Sciences	25,000	765,000
†ICON ADR	61,460	1,335,526
*†Idexx Laboratories	9,000	480,960
*†Illumina	12,600	386,190
†Immucor	15,000	303,600
*†Incyte	58,200	530,202
*†InterMune	7,600	99,104
*†Inverness Medical Innovations	26,120	1,084,241
†King Pharmaceuticals	34,800	426,996
†Masimo	14,000	425,880
†Mednax	4,000	240,480
*†Micromet	15,000	99,900
†Myriad Genetics	9,200	240,120
†Nanosphere	14,900	95,956
†Nektar Therapeutics	18,000	167,760
†NPS Pharmaceuticals	50,000	170,000
†Onyx Pharmaceuticals	18,420	540,443
†Orthofix International	10,000	309,700
*†OSI Pharmaceuticals	22,730	705,312
†PSS World Medical	24,000	541,680
*†Psychiatric Solutions	10,000	211,400
*Quality Systems	7,500	470,925
†Regeneron Pharmaceuticals	32,660	789,719
†Salix Pharmaceuticals	19,660	499,364
†Seattle Genetics	84,290	856,386
†Sirona Dental Systems	9,000	285,660
†SXC Health Solutions	33,930	1,830,524
*†United Therapeutics	21,260	1,119,339
†Vertex Pharmaceuticals	16,820	720,737
†Volcano	66,609	1,157,664
		30,801,850
Real Estate – 2.87%
BioMed Realty Trust	24,000	378,720
†BR Malls Participacoes	25,500	314,544
*Corporate Office Properties Trust	21,500	787,545
*DiamondRock Hospitality	35,340	299,330
Extra Space Storage	27,600	318,780
Kite Realty Group Trust	170,000	691,900
*Macerich	25,949	932,944
Rossi Residencial	121,000	1,062,134
SL Green Realty	29,500	1,482,080
		6,267,977
Technology – 28.29%
*†AboveNet	3,500	227,640
†Actuate	50,000	214,000
Amphenol Class A	28,400	1,311,512
*†ANSYS	43,000	1,868,780
†Art Technology Group	46,000	207,460
*†Atheros Communications	37,830	1,295,299
†BE Aerospace	71,660	1,684,010
†Blacboard	1,500	68,085
†Blue Coat Systems	31,000	884,740
†Cavium Networks	14,930	355,782
†Celestica	58,400	551,296
†CommScope	8,800	233,464
†Crown Castle International	108,500	4,235,839
†Cypress Semiconductor	79,530	839,837
†Entegris	82,500	435,600
*†Equinix	20,150	2,138,923
†eResearch Technology	31,300	188,113
ESCO Technologies	11,200	401,520
*†FLIR Systems	34,500	1,128,840

†Focus Media Holding ADR	85,450	1,354,383
†II-VI	34,800	1,106,640
*†Informatica	95,700	2,474,802
†Integrated Device Technology	127,000	821,690
†IPG Photonics	94,000	1,573,560
Jabil Circuit	133,100	2,311,947
*†Microsemi	74,500	1,322,375
†Monolithic Power Systems	24,000	575,280
†NETGEAR	16,000	347,040
†NeuStar Class A	45,850	1,056,384
†Nice Systems ADR	11,000	341,440
†Novell	210,000	871,500
*†ON Semiconductor	330,390	2,910,736
†PAETEC Holding	200,000	830,000
†Plexus	59,540	1,696,890
*†Polycom	76,800	1,917,696
†QLogic	58,430	1,102,574
†Rackspace Hosting	50,180	1,046,253
†Red Hat	33,090	1,022,481
*†RF Micro Devices	260,430	1,242,251
*†Riverbed Technology	34,530	793,154
*†SBA Communications Class A	50,840	1,736,694
Seagate Technology	121,600	2,211,904
†Skyworks Solutions	110,050	1,561,610
†SRA International Class A	39,500	754,450
†Stratasys	18,000	311,040
*†Supertex	41,000	1,221,800
*†Switch & Data Facilities	29,000	586,090
†Sykes Enterprises	49,836	1,269,323
†Trimble Navigation	26,900	677,880
†TriQuint Semiconductor	186,800	1,120,800
*†TW Telecom	180,000	3,085,199
*†Tyler Technologies	11,300	224,983
†Virtusa	85,411	773,824
†Vocus	42,000	756,000
*†Zebra Technologies	16,000	453,760
		61,735,173
Transportation – 3.45%
†Bristow Group	12,000	461,400
†CAI International	38,300	345,849
*†Continental Airlines Class B	57,580	1,031,834
Copa Holdings Class A	14,730	802,343
*Heartland Express	42,000	641,340
Hunt (J.B.) Transport Services	37,870	1,222,065
*Overseas Shipholding Group	23,560	1,035,462
†Tam ADR	56,640	1,258,540
*†US Airways Group	148,840	720,386
		7,519,219
Total Common Stock (cost $185,004,194)		215,105,107

Warrants - 0.00%
†=Isoray exercise price $5.00, expiration date 3/22/11	28,000	0
†=@#Medicure Restricted PIPE	74,014	0
Total Warrants (cost $0)		0

Total Value of Securities Before Securities Lending Collateral - 98.58%
(cost $185,004,194)		215,105,107

Securities Lending Collateral** - 11.29%
Investment Companies
Mellon GSL DBT II Collateral Fund	18,742,047	18,742,047
BNY Mellon SL DB II Liquidating Fund	5,947,961	5,879,559
†@Mellon GSL Reinvestment Trust II	510,265	21,686
Total Securities Lending Collateral (cost $25,200,273)		24,643,292

Total Value of Securities – 109.87%
(cost $210,204,467)		239,748,399©
Obligation to Return Securities Lending Collateral** - (11.55%)		(25,200,273)
Receivables and Other Assets Net of Liabilities (See Notes) - 1.68%		3,654,015
Net Assets Applicable to 20,715,639 Shares Outstanding - 100.00%		$218,202,141

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*Fully or partially on loan.
†Non income producing security.
±Security is being valued based on international fair value pricing. At December 31, 2009, the aggregate amount of international fair value priced securities was $1,855,128, which represented 0.85% of the Fund's net assets. See Note 1 in "Notes."
=Security is being fair valued in accordance with the Fund's fair valuation policy. At December 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At December 31, 2009, the aggregate amount of illiquid securities was $21,686, which represented 0.01% of the Fund's net assets. See Note 4 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2009, the aggregate amount of Rule 144A securities was $0, which represented 0.00% of the Fund's net assets. See Note 4 in "Notes."
**See Note 3 in "Notes."
©Includes $24,535,729 of securities loaned.

Summary of abbreviations:
ADR - American Depositary Receipts
PIPE - Private Investment in Public Equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Optimum Fund Trust - Optimum Small-Mid Cap Growth Fund (Fund). This report covers the period of time since the Fund's last fiscal year end.

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Short-term debt securities are valued at market value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (tax years ended March 31, 2007 - March 31, 2009), and has concluded that no provision for federal income tax is required in the Fund's financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At December 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Optimum Fund Trust are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

On July 1, 2009, the Financial Accounting Standards Board (FASB) issued the FASB Accounting Standards Codification (Codification). The Codification became the single source of authoritative nongovernmental U.S. GAAP, superseding existing literature of the FASB, American Institute of Certified Public Accountants, Emerging Issues Task Force and other sources. The Codification is effective for interim and annual periods ending after September 15, 2009. The Fund adopted the Codification for the period ended December 31, 2009. There was no impact to financial statements as the Codification requirements are disclosure-only in nature.

2. Investments
At December 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$211,968,399
Aggregate unrealized appreciation	37,078,468
Aggregate unrealized depreciation	(9,298,468)
Net unrealized appreciation	$ 27,780,000

For federal income tax purposes, at March 31, 2009, capital loss carryforwards of $15,427,746 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U. S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A framework for measuring fair value, and a three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the fair value hierarchy levels as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$215,105,107	$-	$-	$215,105,107
Securities Lending Collateral	18,742,047	5,879,559	21,686	24,643,292
Total	$233,847,154	$5,879,559	$21,686	$239,748,399

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 3/31/09	$51
Net change in unrealized
appreciation/depreciation	21,635
Balance as of 12/31/09	$21,686

Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/09	$21,635

3. Securities Lending
The Fund may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At December 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund's exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund's assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower.

At December 31, 2009, the value of securities on loan was $24,535,729, for which cash collateral was received and invested in accordance with the Lending Agreement. At December 31, 2009, the value of invested collateral was $24,643,292. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Fund invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended December 31, 2009. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P (DDLP), and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC, DDLP and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

6. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to December 31, 2009 through February 25, 2010, the date of issuance of the Fund's schedule of portfolio holdings, and determined that, except as disclosed, there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund's schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: